UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin D. Nelson

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: June 1, 2014 – August 31, 2014

Item 1. Schedule of Investments.

Alerian Energy Infrastructure ETF	SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

Security Description	Shares	Value

Canadian Infrastructure (20.64%)
Energy (14.51%)
AltaGas, Ltd.	9,093	$439,806
Gibson Energy, Inc.	13,555	454,410
Inter Pipeline, Ltd.	13,908	464,069
Pembina Pipeline Corp.	10,135	465,783
Veresen, Inc.	25,557	437,663

Total Energy		2,261,731

Utilities (6.13%)
Emera, Inc.	13,417	424,240
Keyera Corp.	6,034	530,868

Total Utilities		955,108

Total Canadian Infrastructure
(Cost $2,813,246)		3,216,839

Canadian Master Limited Partnership Affiliates (10.30%)
Energy (10.30%)
Enbridge, Inc.	15,417	768,936
TransCanada Corp.	15,569	836,656

Total Energy		1,605,592

Total Canadian Master Limited Partnership Affiliates
(Cost $1,439,496)		1,605,592

Master Limited Partnerships (24.31%)
Energy (24.31%)
Buckeye Partners LP	6,567	518,793
Energy Transfer Partners LP	9,082	521,761
Enterprise Products Partners LP	13,720	557,443
Genesis Energy LP	9,044	503,751
Magellan Midstream Partners LP	6,147	515,918
MarkWest Energy Partners LP	7,966	635,129
Western Gas Partners LP	6,936	537,471

Total Energy		3,790,266

Total Master Limited Partnerships
(Cost $3,489,684)		3,790,266

U.S. Infrastructure (14.10%)
Utilities (14.10%)
Atmos Energy Corp.	6,051	305,939
CenterPoint Energy, Inc.	12,876	319,840
Dominion Resources, Inc.	4,433	311,285
DTE Energy Co.	4,062	317,851
NiSource, Inc.	8,204	325,453
OGE Energy Corp.	8,385	314,605

Security Description		Shares	Value

Utilities (continued)
Questar Corp.		12,919	$303,726

Total Utilities			2,198,699

Total U.S. Infrastructure
(Cost $2,128,799)			2,198,699

U.S. Master Limited Partnership Affiliates (30.45%)
Energy (30.45%)
EnLink Midstream LLC		14,764	606,800
Kinder Morgan, Inc.		17,654	710,750
ONEOK, Inc.		9,398	659,740
Plains GP Holdings LP, Class A		21,453	662,040
Spectra Energy Corp.		14,853	618,776
Targa Resources Corp.		5,139	717,147
The Williams Cos., Inc.		12,976	771,293

Total Energy			4,746,546

Total U.S. Master Limited Partnership Affiliates
(Cost $4,218,081)			4,746,546

	7 Day Yield	Shares	Value

Short Term Investments (0.10%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	14,841	14,841

Total Short Term Investments
(Cost $14,841)			14,841

Total Investments (99.90%)
(Cost $14,104,147)			15,572,783

Net Other Assets and Liabilities (0.10%)			15,738

Net Assets (100.00%)			$15,588,521

(a)	Less than 0.0005%.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF	SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

Security Description		Shares	Value

Master Limited Partnerships (113.85%)
Gathering & Processing (36.50%)
Access Midstream Partners LP		5,475,273	$352,333,818
Atlas Pipeline Partners LP		4,053,680	149,702,402
Crestwood Midstream Partners LP		8,168,014	190,804,807
DCP Midstream Partners LP		4,550,740	257,480,869
EnLink Midstream Partners LP		4,998,819	154,913,401
MarkWest Energy Partners LP		8,791,704	700,962,560
Regency Energy Partners LP		16,548,093	545,756,107
Targa Resources Partners LP		5,497,098	408,984,091
Western Gas Partners LP		3,641,781	282,201,610
Williams Partners LP		8,662,553	459,201,935

Total Gathering & Processing			3,502,341,600

Natural Gas Transportation (30.55%)
El Paso Pipeline Partners LP		7,427,240	308,676,094
Energy Transfer Partners LP		12,457,115	715,661,257
Enterprise Products Partners LP		25,551,832	1,038,170,934
EQT Midstream Partners LP		2,139,786	208,607,737
ONEOK Partners LP		8,635,776	513,224,168
Spectra Energy Partners LP		2,594,271	147,847,504

Total Natural Gas Transportation			2,932,187,694

Petroleum Transportation (46.80%)
Buckeye Partners LP		6,107,586	482,499,294
Enbridge Energy Partners LP		11,305,057	410,599,670
Genesis Energy LP		3,984,519	221,937,708
Kinder Morgan Energy Partners LP		12,228,117	1,178,545,917
Magellan Midstream Partners LP		8,430,843	707,600,653
NuStar Energy LP		3,546,000	234,355,140
Plains All American Pipeline LP		12,376,542	741,726,162
Sunoco Logistics Partners LP		7,647,726	378,409,483
Tesoro Logistics LP		1,919,700	134,916,516

Total Petroleum Transportation			4,490,590,543

Total Master Limited Partnerships
(Cost $7,223,647,635)			10,925,119,837

	7 Day Yield	Shares	Value

Short Term Investments (0.12%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.000%(a)	11,933,065	11,933,065

Total Short Term Investments
(Cost $11,933,065)			11,933,065

Total Investments (113.97%)
(Cost $7,235,580,700)			10,937,052,902

Net Liabilities Less Other Assets (-13.97%)			(1,341,004,297)

Net Assets (100.00%)			$9,596,048,605

(a)	Less than 0.0005%.

Common Abbreviations:

LP - Limited Partnership.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS August 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.87%)
Brazil (9.56%)
Cielo SA, Sponsored ADR	6,816	$128,819
EcoRodovias Infraestrutura e Logistica SA	20,008	126,206
Natura Cosmeticos SA	7,439	137,016
Souza Cruz SA	13,053	123,620
Tractebel Energia SA	8,979	151,021

Total Brazil		666,682

Chile (4.34%)
CFR Pharmaceuticals SA	426,597	147,589
Inversiones La Construccion SA	11,673	154,972

Total Chile		302,561

China (6.57%)
China Molybdenum Co., Ltd., Class H	279,616	189,416
Jiangsu Expressway Co., Ltd., Class H	115,764	131,895
Zhejiang Expressway Co., Ltd., Class H	138,026	137,313

Total China		458,624

Colombia (1.75%)
Ecopetrol SA, Sponsored ADR	3,531	122,102

Czech Republic (1.92%)
CEZ AS	4,609	133,738

Egypt (1.95%)
Telecom Egypt Co.	67,381	135,798

Hong Kong (2.35%)
Lenovo Group, Ltd.	107,264	163,871

Indonesia (10.69%)
Astra International Tbk PT	219,756	142,308
Indo Tambangraya Megah Tbk PT	58,661	141,293
Kalbe Farma Tbk PT	1,010,480	143,398
Perusahaan Gas Negara Persero Tbk PT	299,786	148,643
Tambang Batubara Bukit Asam Persero Tbk PT	149,111	170,176

Total Indonesia		745,818

Malaysia (10.15%)
British American Tobacco Malaysia Bhd	6,827	155,947

Security Description	Shares	Value

Malaysia (continued)
Malayan Banking Bhd	45,398	$145,469
Maxis Bhd	65,764	136,661
Media Prima Bhd	171,410	123,989
Top Glove Corp. Bhd	96,226	146,232

Total Malaysia		708,298

Mexico (4.19%)
Grupo Financiero Santander Mexico SAB de CV, Class B	53,114	159,828
Kimberly-Clark de Mexico SAB de CV, Class A	49,407	132,654

Total Mexico		292,482

Morroco (2.07%)
Maroc Telecom	11,698	144,250

Philippines (2.03%)
Aboitiz Power Corp.	164,415	141,412

Poland (7.76%)
Asseco Poland SA	10,021	132,343
KGHM Polska Miedz SA	3,492	143,694
Powszechny Zaklad Ubezpieczen SA	911	133,395
Synthos SA	91,813	131,860

Total Poland		541,292

Russia (5.44%)
Gazprom Neft OAO, Sponsored ADR	6,170	118,773
MMC Norilsk Nickel OJSC, ADR	6,856	134,172
Mobile Telesystems OJSC, Sponsored ADR	6,843	126,253

Total Russia		379,198

South Africa (7.99%)
AVI, Ltd.	24,100	137,760
Foschini Group, Ltd.	12,783	137,966
Kumba Iron Ore, Ltd.	4,332	129,356
Life Healthcare Group Holdings, Ltd.	36,227	152,091

Total South Africa		557,173

Thailand (11.25%)
BTS Group Holdings Pcl	528,252	159,600
Bumrungrad Hospital Pcl	38,140	161,205
Delta Electronics Thailand Pcl	71,724	145,963
Electricity Generating Pcl	33,095	176,666
Sansiri Pcl	2,164,691	140,969

Total Thailand		784,403

Turkey (9.86%)
Dogus Otomotiv Servis ve Ticaret AS	34,940	141,603
Tekfen Holding AS*	54,299	136,407
Tofas Turk Otomobil Fabrikasi AS	22,738	139,910
Tupras Turkiye Petrol Rafinerileri AS	5,781	135,866

Security Description		Shares	Value

Turkey (continued)
Turk Telekomunikasyon AS		46,198	$133,797

Total Turkey			687,583

TOTAL COMMON STOCKS (Cost $6,537,619)			6,965,285

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.09%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	6,171	6,171

TOTAL SHORT TERM INVESTMENTS
(Cost $6,171)			6,171

TOTAL INVESTMENTS (99.96%)
(Cost $6,543,790)			$6,971,456

NET OTHER ASSETS AND LIABILITIES (0.04%)			2,732

NET ASSETS (100.00%)			$6,974,188

*	Non-income producing security.
(a)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.

AS - Andonim Sirketi is a joint stock company in Turkey.

Bhd - Berhad is a public limited company in Malaysia.

Ltd. - Limited.

OAO - Otkrytoe Aktsionernoe Obschestvo is the Russian term for open joint stock company.

OJSC - Open Joint Stock Company.

Pcl - A rearrangement of the letters for public limited company, used in Thailand.

SA - Generally designated corporations in various countries, mostly those employing civil law.

SAB de CV - A variable capital company.

Tbk PT - Terbuka is the Indonesian term for limited liability company.

See Notes to Quarterly Schedule of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

SECURITY DESCRIPTION		SHARES	VALUE

EXCHANGE TRADED FUNDS (99.98%)
Consumer Discretionary (11.38%)
Consumer Discretionary Select Sector SPDR® Fund		225,580	$15,524,416

Consumer Staples (10.91%)
Consumer Staples Select Sector SPDR® Fund		329,620	14,875,751

Energy (10.69%)
Energy Select Sector SPDR® Fund		147,574	14,571,457

Financials (11.19%)
Financial Select Sector SPDR® Fund		652,926	15,252,351

Healthcare (11.51%)
Health Care Select Sector SPDR® Fund		245,692	15,689,891

Industrials (10.73%)
Industrial Select Sector SPDR® Fund		270,898	14,633,910

Materials (11.13%)
Materials Select Sector SPDR® Fund		300,280	15,173,148

Technology (11.56%)
Technology Select Sector SPDR® Fund		391,396	15,765,431

Utilities (10.88%)
Utilities Select Sector SPDR® Fund		342,880	14,839,846

TOTAL EXCHANGE TRADED FUNDS (Cost $107,310,183)			136,326,201

7 DAY YIELD		SHARES	VALUE

SHORT TERM INVESTMENTS (0.05%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	65,992	65,992

TOTAL SHORT TERM INVESTMENTS (Cost $65,992)			65,992

TOTAL INVESTMENTS (100.03%) (Cost $107,376,175)			$136,392,193

NET LIABILITIES LESS OTHER ASSETS (-0.03%)			(37,043)

NET ASSETS (100.00%)			$136,355,150

(a)	Less than 0.0005%

Common Abbreviations:

SPDR® - Standard & Poor’s Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.53%)
Australia (12.92%)
National Australia Bank, Ltd.	111,638	$3,670,108
Orica, Ltd.	198,106	3,792,937
Telstra Corp., Ltd.	711,645	3,695,407
Wesfarmers, Ltd.	88,673	3,586,771
Westpac Banking Corp.	108,180	3,540,260
Woolworths, Ltd.	101,609	3,431,505

Total Australia		21,716,988

Belgium (2.21%)
Belgacom SA	103,988	3,707,611

Bermuda (1.96%)
Seadrill, Ltd.	89,545	3,296,924

Finland (9.37%)
Fortum OYJ	136,420	3,423,675
Metso OYJ	90,720	3,556,992
Nokian Renkaat OYJ	86,005	2,740,416
Stora Enso OYJ, Class R	345,091	3,004,005
UPM-Kymmene OYJ	200,718	3,014,489

Total Finland		15,739,577

France (5.85%)
GDF Suez	124,327	3,062,189
Sanofi	32,319	3,545,892
Total SA	48,718	3,212,830

Total France		9,820,911

Germany (1.93%)
E.ON SE	178,502	3,243,742

Great Britain (13.78%)
AstraZeneca Plc	46,863	3,553,080
BAE Systems Plc	482,085	3,562,256
GlaxoSmithKline Plc	127,969	3,132,517
Imperial Tobacco Group Plc	78,427	3,420,342
Royal Dutch Shell Plc, Class A	86,650	3,499,314
SSE Plc	130,889	3,298,517
Tesco Plc	703,375	2,685,123

Total Great Britain		23,151,149

Greece (1.88%)
OPAP SA	198,821	3,158,418

Security Description	Shares	Value

Israel (4.08%)
Bezeq The Israeli Telecommunication Corp., Ltd.	1,970,431	$3,724,222
Israel Chemicals, Ltd.	404,721	3,124,996

Total Israel		6,849,218

Italy (3.92%)
Eni SpA	131,727	3,285,127
Terna Rete Elettrica Nazionale SpA	640,412	3,298,577

Total Italy		6,583,704

Japan (16.46%)
Asahi Glass Co., Ltd.	606,100	3,282,010
Canon, Inc.	104,906	3,427,128
Eisai Co., Ltd.	85,798	3,583,403
Hoya Corp.	109,589	3,541,670
Japan Airlines Co., Ltd.	67,300	3,783,988
Nippon Electric Glass Co., Ltd.	693,507	3,486,032
Ricoh Co., Ltd.	289,300	3,129,484
Takeda Pharmaceutical Co., Ltd.	75,149	3,430,801

Total Japan		27,664,516

New Zealand (6.01%)
Sky Network Television, Ltd.	600,243	3,313,680
SKYCITY Entertainment Group, Ltd.	995,393	3,147,211
Spark New Zealand Ltd.	1,483,956	3,643,080

Total New Zealand		10,103,971

Norway (5.98%)
Orkla ASA	387,443	3,500,643
Statoil ASA	109,351	3,069,898
Yara International ASA	69,122	3,468,395

Total Norway		10,038,936

Portugal (1.13%)
Portugal Telecom SGPS SA	906,233	1,894,485

Singapore (2.05%)
Singapore Press Holdings, Ltd.	1,037,827	3,448,206

Spain (1.94%)
Banco Santander SA	327,606	3,267,193

Sweden (5.94%)
Sandvik AB	249,315	3,108,746
Swedbank AB, Class A	131,257	3,342,811
Telefonaktiebolaget LM Ericsson, Class B	283,634	3,536,675

Total Sweden		9,988,232

Switzerland (2.12%)
Zurich Insurance Group AG	11,813	3,564,295

			Value

TOTAL COMMON STOCKS
(Cost $163,256,086)			167,238,076

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.10%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	165,315	165,315

TOTAL SHORT TERM INVESTMENTS
(Cost $165,315)			165,315

TOTAL INVESTMENTS (99.63%)
(Cost $163,421,401)			$167,403,391

NET OTHER ASSETS AND LIABILITIES (0.37%)			628,060

NET ASSETS (100.00%)			$168,031,451

(a)	Less than 0.0005%.

Common Abbreviations:

AB - Aktiebolag is the Swedish term for corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited b shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

Ltd. - Limited.

OYJ - Osakeyhtio is the Finnish term for public limited company.

Plc - Public Limited Company.

SA - Generally designated corporations in various countries, mostly those employing civil law.

SE - SE regulation is a European Company which can operate on a Europe-wide basis and be governed by Community law directly appliciable in all Member States.

SpA - Societa per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.30%)
Consumer Discretionary (9.49%)
Cablevision Systems Corp., Class A	931,182	$17,236,179
Darden Restaurants, Inc.	319,045	15,097,209
Garmin, Ltd.	267,421	14,528,983
Leggett & Platt, Inc.	473,556	16,617,080
McDonald’s Corp.	157,381	14,749,747

Total Consumer Discretionary		78,229,198

Consumer Staples (9.54%)
Altria Group, Inc.	382,343	16,471,336
Kraft Foods Group, Inc.	268,592	15,820,069
Lorillard, Inc.	259,344	15,482,837
Philip Morris International, Inc.	178,808	15,302,389
Reynolds American, Inc.	265,250	15,509,167

Total Consumer Staples		78,585,798

Energy (10.15%)
ConocoPhillips	190,379	15,462,582
Diamond Offshore Drilling, Inc.	319,595	14,043,004
Kinder Morgan, Inc.	450,389	18,132,661
Spectra Energy Corp.	384,910	16,035,351
The Williams Cos., Inc.	335,917	19,966,907

Total Energy		83,640,505

Financials (9.72%)
BB&T Corp.	412,864	15,412,213
Cincinnati Financial Corp.	324,169	15,589,287
Invesco, Ltd.	425,621	17,382,362
People’s United Financial, Inc.	1,069,380	15,987,231
Wells Fargo & Co.	305,305	15,704,889

Total Financials		80,075,982

Health Care (9.90%)
AbbVie, Inc.	292,670	16,178,798
Baxter International, Inc.	216,252	16,214,575
Eli Lilly & Co.	268,476	17,064,335
Merck & Co., Inc.	272,092	16,355,450
Pfizer, Inc.	536,691	15,773,348

Total Health Care		81,586,506

Industrials (10.07%)
General Electric Co.	586,123	15,227,475
Iron Mountain, Inc.	511,269	18,395,459
Lockheed Martin Corp.	96,444	16,781,256
Pitney Bowes, Inc.	576,967	15,612,727
Waste Management, Inc.	360,136	16,915,588

Total Industrials		82,932,505

Information Technology (10.16%)
CA, Inc.	547,603	15,464,309

Security Description	Shares	Value

Information Technology (continued)
Intel Corp.	530,759	$18,534,104
Microchip Technology, Inc.	322,541	15,749,677
Paychex, Inc.	385,560	16,058,574
Seagate Technology Plc	286,313	17,917,467

Total Information Technology		83,724,131

Materials (10.16%)
Dow Chemical Co.	302,495	16,198,607
EI du Pont de Nemours & Co.	231,496	15,304,201
Freeport-McMoRan, Inc.	466,554	16,968,569
Newmont Mining Corp.	677,259	18,346,946
Nucor Corp.	311,714	16,932,305

Total Materials		83,750,628

Telecommunication Services (10.54%)
AT&T, Inc.	452,400	15,815,904
CenturyLink, Inc.	428,953	17,582,784
Frontier Communications Corp.	2,810,070	19,108,476
Verizon Communications, Inc.	322,226	16,053,299
Windstream Holdings, Inc.	1,617,226	18,274,654

Total Telecommunication Services		86,835,117

Utilities (9.57%)
Entergy Corp.	202,270	15,657,721
Exelon Corp.	443,687	14,828,019
FirstEnergy Corp.	463,690	15,876,746
Pepco Holdings, Inc.	579,307	15,965,701
TECO Energy, Inc.	911,379	16,495,960

Total Utilities		78,824,147

TOTAL COMMON STOCKS
(Cost $722,588,711)		818,184,517

7 Day Yield			Shares	Value

SHORT TERM INVESTMENTS (0.37%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%	(a)	3,049,773	3,049,773

TOTAL SHORT TERM INVESTMENTS
(Cost $3,049,773)				3,049,773

TOTAL INVESTMENTS (99.67%)
(Cost $725,638,484)				$821,234,290

NET OTHER ASSETS AND LIABILITIES (0.33%)				2,682,548

NET ASSETS (100.00%)				$823,916,838

(a)	Less than 0.0005%.

Common Abbreviations:

Ltd.- Limited.

Plc- Public Limited Company.

REIT - Real Estate Investment Trust.

See Notes to Quarterly Schedule of Investments.

BARRON’S 400SM ETF	SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (95.33%)
Basic Materials (4.97%)
Albemarle Corp.	9,218	$586,080
American Vanguard Corp.	27,275	366,576
Celanese Corp., Series A	10,738	671,555
CF Industries Holdings, Inc.	2,342	603,463
Dow Chemical Co.	11,954	640,137
Eastman Chemical Co.	7,031	579,847
FMC Corp.	7,442	492,214
Innospec, Inc.	13,410	565,634
International Paper Co.	12,945	627,185
KapStone Paper and Packaging Corp.(a)	19,350	594,819
Monsanto Co.	5,268	609,244
Mosaic Co.	12,056	575,795
Neenah Paper, Inc.	11,650	636,906
NewMarket Corp.	1,590	646,955
Praxair, Inc.	4,494	591,186
Quaker Chemical Corp.	7,559	589,602
Sherwin-Williams Co.	2,938	640,807
Sigma-Aldrich Corp.	6,281	653,224
Valspar Corp.	8,004	646,403
Westlake Chemical Corp.	8,816	856,297

Total Basic Materials		12,173,929

Communications (5.85%)
CalAmp Corp.(a)	18,883	364,064
CBS Corp., Class B	9,016	534,559
Cisco Systems, Inc.	27,314	682,578
Comcast Corp., Class A	12,158	663,827
Conversant, Inc.(a)	23,098	636,119
eBay, Inc.(a)	10,334	573,537
F5 Networks, Inc.(a)	5,233	649,886
Facebook, Inc., Class A(a)	8,712	651,832
FactSet Research Systems, Inc.	5,347	681,208
Google, Inc., Class A(a)	543	316,221
Google, Inc., Class C(a)	543	310,379
Liberty Media Corp., Class A(a)	4,257	209,572
Liquidity Services, Inc.(a)	22,288	339,669
Motorola Solutions, Inc.	9,016	535,550
NeuStar, Inc., Class A(a)	17,018	501,861
Nexstar Broadcasting Group, Inc., Class A	17,037	777,570
NIC, Inc.	31,534	590,947
Overstock.com, Inc.(a)	27,926	493,452
Priceline Group, Inc.(a)	456	567,405
Scripps Networks Interactive, Inc., Class A	7,562	602,767
Sinclair Broadcast Group, Inc., Class A	22,690	659,145
Stamps.com, Inc.(a)	16,512	555,794
Time Warner Cable, Inc.	4,366	645,862
Ubiquiti Networks, Inc.(a)	10,801	489,933
Verizon Communications, Inc.	12,764	635,902

Security Description	Shares	Value

Communications (continued)
Walt Disney Co.	7,363	$661,786

Total Communications		14,331,425

Consumer, Cyclical (18.62%)
Alaska Air Group, Inc.	12,820	594,079
Allegiant Travel Co.	5,428	666,884
ANN, Inc.(a)	15,827	655,871
Bed Bath & Beyond, Inc.(a)	8,745	561,954
BorgWarner, Inc.	9,656	600,507
Brunswick Corp.	12,974	557,882
Buckle, Inc.	12,943	636,537
Chipotle Mexican Grill, Inc.(a)	1,002	680,007
Conn’s, Inc.(a)	18,231	817,295
Copart, Inc.(a)	16,308	561,484
CVS Caremark Corp.	8,004	635,918
Delta Air Lines, Inc.	17,526	693,679
Dollar Tree, Inc.(a)	11,067	593,468
Dorman Products, Inc.(a)	10,070	451,438
DR Horton, Inc.	26,340	571,051
Finish Line, Inc., Class A	21,271	630,260
Foot Locker, Inc.	12,803	718,376
Fossil Group, Inc.(a)	4,935	499,866
GameStop Corp., Class A	15,699	662,498
Gap, Inc.	14,243	657,314
Gentherm, Inc.(a)	18,336	895,713
Genuine Parts Co.	6,984	612,776
G-III Apparel Group, Ltd.(a)	7,883	650,663
Goodyear Tire & Rubber Co.	21,678	562,978
Home Depot, Inc.	7,396	691,526
HSN, Inc.	9,701	587,784
Ingram Micro, Inc., Class A(a)	20,359	586,950
Interval Leisure Group, Inc.	22,587	488,331
Las Vegas Sands Corp.	7,201	478,939
LeapFrog Enterprises, Inc.(a)	78,651	509,658
Lennar Corp., Class A	14,284	559,647
Life Time Fitness, Inc.(a)	12,355	569,566
Lions Gate Entertainment Corp.	20,262	656,691
Lumber Liquidators Holdings, Inc.(a)	5,513	315,454
Macy’s, Inc.	10,098	629,004
Madison Square Garden Co., Class A(a)	10,030	670,606
McDonald’s Corp.	6,205	581,533
MDC Holdings, Inc.	20,112	583,449
Multimedia Games Holding Co., Inc.(a)	19,406	539,681
NIKE, Inc., Class B	7,457	585,747
Nordstrom, Inc.	9,485	656,836
Nu Skin Enterprises, Inc., Class A	8,224	367,777
NVR, Inc.(a)	506	593,634
O’Reilly Automotive, Inc.(a)	4,049	631,563
Panera Bread Co., Class A(a)	3,168	475,010
PetSmart, Inc.	8,918	638,261
Pier 1 Imports, Inc.	30,369	478,615
Polaris Industries, Inc.	4,281	622,372
Pool Corp.	9,624	545,296
Popeyes Louisiana Kitchen, Inc.(a)	13,896	557,230
PulteGroup, Inc.	30,185	580,156

Security Description	Shares	Value

Consumer, Cyclical (continued)
Ralph Lauren Corp.	3,710	$627,732
Ross Stores, Inc.	8,088	609,997
Ruth’s Hospitality Group, Inc.	48,524	541,043
Ryland Group, Inc.	14,346	532,237
Spirit Airlines, Inc.(a)	9,384	660,540
Steven Madden, Ltd.(a)	16,304	554,173
Taylor Morrison Home Corp., Class A(a)	24,618	488,421
Tenneco, Inc.(a)	9,726	623,242
Texas Roadhouse, Inc.	22,592	600,721
Tiffany & Co.	6,382	644,199
TiVo, Inc.(a)	44,385	625,385
TJX Cos, Inc.	9,802	584,297
Toro Co.	9,112	560,661
Tractor Supply Co.	8,124	543,902
TRW Automotive Holdings Corp.(a)	7,283	701,280
Ulta Salon Cosmetics & Fragrance, Inc.(a)	5,808	565,176
Under Armour, Inc., Class A(a)	9,633	658,512
UniFirst Corp.	5,365	520,137
Vera Bradley, Inc.(a)	20,931	429,504
Visteon Corp.(a)	6,990	707,318
Vitamin Shoppe, Inc.(a)	13,188	516,838
WABCO Holdings, Inc.(a)	5,624	580,397
Wal-Mart Stores, Inc.	7,957	600,754
Williams-Sonoma, Inc.	8,939	587,918
World Fuel Services Corp.	13,322	591,230
WW Grainger, Inc.	2,349	578,324

Total Consumer, Cyclical		45,583,752

Consumer, Non-Cyclical (19.23%)
Allergan, Inc.	4,455	729,194
Alliance Data Systems Corp.(a)	2,072	548,334
American Public Education, Inc.(a)	16,770	509,137
Amgen, Inc.	4,695	654,389
Anika Therapeutics, Inc.(a)	13,660	573,720
Barrett Business Services, Inc.	9,478	561,003
Biogen Idec, Inc.(a)	1,662	570,132
Boston Beer Co., Inc., Class A(a)	2,450	541,401
Brown-Forman Corp., Class B	6,686	619,525
Cambrex Corp.(a)	30,490	668,341
Constellation Brands, Inc., Class A(a)	7,194	626,525
CR Bard, Inc.	4,052	601,479
DaVita HealthCare Partners, Inc.(a)	8,456	631,494
Deluxe Corp.	11,153	664,161
Edwards Lifesciences Corp.(a)	7,958	789,911
Eli Lilly & Co.	10,011	636,299
Emergent Biosolutions, Inc.(a)	21,578	537,292
ExlService Holdings, Inc.(a)	19,958	544,255
FleetCor Technologies, Inc.(a)	5,033	723,192
Fresh Market, Inc.(a)	17,220	574,287
Gilead Sciences, Inc.(a)	7,767	835,575
Global Payments, Inc.	8,206	596,740
Grand Canyon Education, Inc.(a)	12,224	528,566
H&E Equipment Services, Inc.	15,804	646,542
Heartland Payment Systems, Inc.	13,981	667,872
Herbalife, Ltd.	11,179	569,905

Security Description	Shares	Value

Consumer, Non-Cyclical (continued)
Hershey Co.	5,616	$513,415
Hormel Foods Corp.	12,578	637,453
Ingredion, Inc.	8,957	714,410
Inter Parfums, Inc.	16,816	512,215
Intuitive Surgical, Inc.(a)	1,397	656,604
J&J Snack Foods Corp.	6,180	585,308
Johnson & Johnson	6,282	651,632
Kellogg Co.	9,624	625,271
Keurig Green Mountain, Inc.	5,138	684,998
Korn/Ferry International(a)	20,055	606,664
Kraft Foods Group, Inc.	10,634	626,343
Kroger Co.	13,582	692,410
Lancaster Colony Corp.	6,075	537,091
Lannett Co., Inc.(a)	13,372	526,589
Mallinckrodt PLC(a)	8,413	685,575
Mastercard, Inc., Class A	7,508	569,181
MAXIMUS, Inc.	12,982	534,858
MEDNAX, Inc.(a)	9,422	539,410
Monster Beverage Corp.(a)	8,510	752,369
Moody’s Corp.	7,264	679,692
Morningstar, Inc.	7,335	503,768
Mylan, Inc.(a)	11,053	537,176
Myriad Genetics, Inc.(a)	16,397	593,407
PAREXEL International Corp.(a)	10,434	588,895
Paychex, Inc.	13,880	578,102
PDL BioPharma, Inc.	68,650	692,679
PepsiCo, Inc.	7,269	672,310
Pharmacyclics, Inc.(a)	4,862	604,784
Pilgrim’s Pride Corp.(a)	30,485	910,588
Quanta Services, Inc.(a)	16,412	596,412
Regeneron Pharmaceuticals, Inc.(a)	1,803	631,988
Repligen Corp.(a)	38,269	729,407
ResMed, Inc.	13,241	702,435
Robert Half International, Inc.	14,147	710,321
Rollins, Inc.	19,654	584,707
RPX Corp.(a)	36,973	561,620
RR Donnelley & Sons Co.	31,304	553,142
Salix Pharmaceuticals, Ltd.(a)	5,164	821,644
Sanderson Farms, Inc.	7,622	711,285
SEI Investments Co.	17,802	674,607
Team Health Holdings, Inc.(a)	12,933	756,839
Total System Services, Inc.	19,246	605,479
TrueBlue, Inc.(a)	20,967	569,044
Tupperware Brands Corp.	7,214	528,498
Tyson Foods, Inc., Class A	14,131	537,826
United Rentals, Inc.(a)	6,415	754,725
UnitedHealth Group, Inc.	7,315	634,064
USANA Health Sciences, Inc.(a)	8,804	642,956
Varian Medical Systems, Inc.(a)	7,011	596,075

Total Consumer, Non-Cyclical		47,065,542

Diversified Financial Services (0.21%)
Credit Acceptance Corp.(a)	4,135	509,597

Total Diversified Financial Services		509,597

Energy (7.41%)
Approach Resources, Inc.(a)	28,264	505,360
Atwood Oceanics, Inc.(a)	12,590	622,072

Security Description	Shares	Value

Energy (continued)
Bonanza Creek Energy, Inc.(a)	12,258	$752,764
Cabot Oil & Gas Corp.	17,671	592,685
Cimarex Energy Co.	5,166	749,897
Continental Resources, Inc.(a)	4,935	795,966
CVR Energy, Inc.	15,081	748,470
Dril-Quip, Inc.(a)	5,684	576,755
EOG Resources, Inc.	6,362	699,057
Flotek Industries, Inc.(a)	21,786	605,651
FMC Technologies, Inc.(a)	11,545	713,943
FutureFuel Corp.	28,607	398,209
Geospace Technologies Corp.(a)	8,146	334,964
Helmerich & Payne, Inc.	5,707	599,520
Hess Corp.	7,294	737,423
Kodiak Oil & Gas Corp.(a)	49,961	812,866
Northern Oil and Gas, Inc.(a)	44,876	756,161
Oasis Petroleum, Inc.(a)	14,502	713,353
Oceaneering International, Inc.	8,377	582,704
Renewable Energy Group, Inc.(a)	49,388	600,558
Rosetta Resources, Inc.(a)	12,726	636,300
SandRidge Permian Trust, Royalty Trust	49,031	568,269
Schlumberger, Ltd.	6,595	723,076
Seadrill, Ltd.	17,622	656,420
Southwestern Energy Co.(a)	13,068	538,140
Unit Corp.(a)	9,522	626,643
Warren Resources, Inc.(a)	124,805	804,992
Western Refining, Inc.	14,571	677,989

Total Energy		18,130,207

Financials (13.64%)
Affiliated Managers Group, Inc.(a)	3,106	655,832
Aflac, Inc.	9,318	570,634
Air Lease Corp.	15,904	602,762
Alleghany Corp.(a)	1,520	655,318
Allstate Corp.	10,738	660,280
American Equity Investment Life Holding Co.	25,062	620,034
American Express Co.	6,548	586,373
AmTrust Financial Services, Inc.	15,644	688,805
Apollo Commercial Real Estate Finance, Inc., REIT	35,278	593,376
Apollo Investment Corp.	70,911	621,889
Assurant, Inc.	9,113	608,293
Assured Guaranty, Ltd.	22,692	548,012
Bank of the Ozarks, Inc.	17,122	547,048
Berkshire Hathaway, Inc., Class B(a)	4,785	656,741
BofI Holding, Inc.(a)	6,363	489,887
CBOE Holdings, Inc.	10,490	556,232
Cohen & Steers, Inc.	15,500	676,420
Columbia Banking System, Inc.	20,359	529,538
Discover Financial Services	10,273	640,727
Eagle Bancorp, Inc.(a)	16,206	543,387
East West Bancorp, Inc.	15,872	552,980
Eaton Vance Corp.	15,700	614,812
Evercore Partners, Inc., Class A	10,232	524,185
Everest Re Group, Ltd.	3,938	645,202
Fifth Third Bancorp	25,884	528,163
First Republic Bank	10,891	532,570

Security Description	Shares	Value

Financials (continued)
Forestar Group, Inc.(a)	31,401	$628,020
Franklin Resources, Inc.	11,480	648,850
HCI Group, Inc.	15,580	656,074
HFF, Inc., Class A	17,613	528,390
Hilltop Holdings, Inc.(a)	25,627	542,524
Inland Real Estate Corp., REIT	56,019	583,158
Jones Lang LaSalle, Inc.	4,964	663,240
MarketAxess Holdings, Inc.	9,497	559,563
Marsh & McLennan Cos, Inc.	12,140	644,634
Medley Capital Corp.	43,355	555,811
Oritani Financial Corp.	36,876	553,140
Outerwall, Inc.(a)	8,900	524,477
PNC Financial Services Group, Inc.	6,892	584,097
Portfolio Recovery Associates, Inc.(a)	10,233	581,541
Prosperity Bancshares, Inc.	8,988	542,875
Regional Management Corp.(a)	22,792	387,464
RenaissanceRe Holdings, Ltd.	6,078	622,326
Signature Bank(a)	4,558	539,941
Stifel Financial Corp.(a)	12,056	577,241
T Rowe Price Group, Inc.	7,257	587,781
Third Point Reinsurance, Ltd.(a)	38,192	585,101
Travelers Cos, Inc.	7,092	671,683
Triangle Capital Corp.	22,788	626,214
Universal Insurance Holdings, Inc.	40,215	557,380
US Bancorp	14,015	592,554
Virtus Investment Partners, Inc.	3,269	731,244
Visa, Inc., Class A	2,600	552,552
Waddell & Reed Financial, Inc., Class A	8,161	444,775
Walter Investment Management Corp.(a)	20,058	528,528
WisdomTree Investments, Inc.(a)	45,030	532,705
World Acceptance Corp.(a)	7,783	609,720

Total Financials		33,393,103

Industrials (15.11%)
3M Co.	4,542	654,048
AGCO Corp.	11,405	557,020
AMERCO	2,600	722,306
American Railcar Industries, Inc.	8,111	646,447
Argan, Inc.	20,364	815,578
Astronics Corp.(a)	8,814	552,990
Boeing Co.	4,861	616,375
CAI International, Inc.(a)	24,714	479,204
Crown Holdings, Inc.(a)	13,369	645,322
Cummins, Inc.	4,116	597,273
Deere & Co.	6,753	567,860
Dover Corp.	7,250	637,058
DXP Enterprises, Inc.(a)	5,774	462,613
Eagle Materials, Inc.	6,788	691,765
EnerSys	8,239	529,685
Exponent, Inc.	7,902	577,320
Federal Signal Corp.	38,890	572,461
FEI Co.	5,776	485,415
Flowserve Corp.	7,733	586,857
Franklin Electric Co., Inc.	13,676	519,141
Generac Holdings, Inc.(a)	9,773	454,640

Security Description	Shares	Value

Industrials (continued)
Genesee & Wyoming, Inc., Class A(a)	6,075	$597,355
Gentex Corp.	18,944	559,795
Graco, Inc.	7,870	604,888
Gulfmark Offshore, Inc., Class A	13,068	525,464
Heartland Express, Inc.	26,746	627,194
HEICO Corp.	9,689	501,987
Honeywell International, Inc.	6,384	607,948
JB Hunt Transport Services, Inc.	8,348	630,691
Kirby Corp.(a)	5,572	664,684
Lennox International, Inc.	6,382	534,556
Lincoln Electric Holdings, Inc.	8,122	577,474
Masco Corp.	25,630	601,536
Measurement Specialties, Inc.(a)	9,016	773,753
Methode Electronics, Inc.	18,624	628,001
Mettler-Toledo International, Inc.(a)	2,474	669,168
Middleby Corp.(a)	6,425	554,028
Norfolk Southern Corp.	6,078	650,346
Old Dominion Freight Line, Inc.(a)	10,389	692,635
OSI Systems, Inc.(a)	9,215	642,838
Packaging Corp. of America	8,280	562,957
Pall Corp.	6,686	564,098
Patrick Industries, Inc.(a)	13,676	570,152
PGT, Inc.(a)	50,758	530,421
Proto Labs, Inc.(a)	8,653	651,052
Rock-Tenn Co., Class A	11,174	549,314
Rockwell Automation, Inc.	4,888	569,990
Smith & Wesson Holding Corp.(a)	42,589	471,460
Snap-on, Inc.	5,302	662,485
Stanley Black & Decker, Inc.	7,396	676,734
Sturm Ruger & Co., Inc.	9,439	475,820
Sun Hydraulics Corp.	13,676	547,450
Swift Transportation Co.(a)	23,131	489,915
Taser International, Inc.(a)	32,464	508,711
Trinity Industries, Inc.	16,282	787,723
Union Pacific Corp.	6,336	666,991
United Parcel Service, Inc., Class B	6,078	591,572
Universal Display Corp.(a)	17,424	605,310
US Ecology, Inc.	15,396	658,025
Valmont Industries, Inc.	4,041	568,771
Wabtec Corp.	7,339	611,779
Zebra Technologies Corp., Class A(a)	8,408	656,076

Total Industrials		36,992,525

Technology (10.29%)
Akamai Technologies, Inc.(a)	9,878	596,829
Apple, Inc.	7,793	798,782
Applied Materials, Inc.	30,392	702,207
Aspen Technology, Inc.(a)	12,922	530,965
Broadridge Financial Solutions, Inc.	15,898	676,301
Brocade Communications Systems, Inc.	57,644	608,144
Cirrus Logic, Inc.(a)	30,626	740,537
Cognizant Technology Solutions Corp., Class A(a)	11,972	547,480

Security Description	Shares	Value

Technology (continued)
Computer Programs & Systems, Inc.	8,773	$539,013
DST Systems, Inc.	5,978	554,818
EMC Corp.	21,471	634,039
EPAM Systems, Inc.(a)	17,561	661,172
Fiserv, Inc.(a)	10,132	653,210
iGATE Corp.(a)	18,471	691,185
Intel Corp.	23,601	824,146
International Business Machines Corp.	3,232	621,514
Intuit, Inc.	7,358	612,038
j2 Global, Inc.	12,086	645,997
Jack Henry & Associates, Inc.	10,634	614,752
Manhattan Associates, Inc.(a)	15,722	454,051
Micron Technology, Inc.(a)	24,618	802,546
Microsoft Corp.	15,015	682,131
MTS Systems Corp.	8,510	604,891
NCR Corp.(a)	16,614	567,534
NetScout Systems, Inc.(a)	15,814	728,551
Oracle Corp.	15,297	635,284
PDF Solutions, Inc.(a)	30,368	606,449
Pegasystems, Inc.	30,930	686,646
PTC, Inc.(a)	15,804	611,457
QUALCOMM, Inc.	7,767	591,069
SanDisk Corp.	7,501	734,798
Skyworks Solutions, Inc.	15,656	887,068
SolarWinds, Inc.(a)	13,352	571,332
Synaptics, Inc.(a)	9,689	795,467
Synchronoss Technologies, Inc.(a)	16,210	715,996
Syntel, Inc.(a)	6,423	574,024
Take-Two Interactive Software, Inc.(a)	27,150	638,297
Teradata Corp.(a)	12,866	587,590
Xilinx, Inc.	11,042	466,525

Total Technology		25,194,835

TOTAL COMMON STOCKS
(Cost $216,420,025)		233,374,915

LIMITED PARTNERSHIPS (3.69%)
Basic Materials (0.41%)
CVR Partners LP	28,387	434,889
Terra Nitrogen Co., LP	3,827	569,266

Total Basic Materials		1,004,155

Communications (0.27%)
LIN Media LLC, Class A(a)	28,062	654,406

Total Communications		654,406

Energy (1.76%)
Alliance Holdings GP LP	9,840	706,709
Alliance Resource Partners LP	14,444	718,733
Magellan Midstream Partners LP	8,491	712,650
Oiltanking Partners LP	16,208	795,650
QR Energy LP	32,211	696,724
Tesoro Logistics LP	9,524	669,347

Total Energy		4,299,813

Security Description		Shares	Value

Financials (0.94%)
Apollo Global Management LLC, Class A		17,789	$434,052
Fortress Investment Group LLC, Class A		76,761	572,637
KKR & Co., LP		25,428	597,304
Lazard, Ltd., Class A		12,968	708,830

Total Financials			2,312,823

Industrials (0.31%)
Golar LNG Partners LP		20,134	766,703

Total Industrials			766,703

TOTAL LIMITED PARTNERSHIPS (Cost $8,402,553)			9,037,900

7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (1.04%)
Dreyfus Treasury Prime Cash Management, Institutional Shares	0.000% (b)	2,556,145	2,556,145

TOTAL SHORT TERM INVESTMENTS (Cost $2,556,145)			2,556,145

TOTAL INVESTMENTS (100.06%) (Cost $227,378,723)			$244,968,960

NET LIABILITIES LESS OTHER ASSETS (-0.06%)			(159,998)

NET ASSETS (100.00%)			$244,808,962

(a)	Non-income producing security.
(b)	Less than 0.0005%.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

PLC- Public Limited Company.

REIT - Real Estate Investment Trust.

See Notes to Quarterly Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.71%)
Australia (8.71%)
Dexus Property Group	724,004	$814,802
Goodman Group	204,927	1,067,966
The GPT Group	227,030	846,019
Mirvac Group	489,285	838,537
Scentre Group, Ltd.(a)	683,516	2,189,611
Stockland Trust Group	307,219	1,219,442
Westfield Corp.(a)	254,755	1,813,016

Total Australia		8,789,393

Brazil (0.63%)
BR Malls Participacoes SA	61,700	639,464

Canada (1.70%)
Boardwalk Real Estate Investment Trust	5,149	326,092
Dream Office Real Estate Investment Trust	13,829	369,732
RioCan Real Estate Investment Trust	40,739	1,015,009

Total Canada		1,710,833

France (4.98%)
Gecina SA	3,501	494,518
ICADE	4,607	428,399
Klepierre	13,005	619,440
Unibail-Rodamco SE	12,947	3,477,212

Total France		5,019,569

Germany (1.12%)
Deutsche EuroShop AG	6,068	287,270
Deutsche Wohnen AG	37,362	842,911

Total Germany		1,130,181

Hong Kong (10.41%)
China Overseas Land & Investment, Ltd.	511,000	1,437,384
Hang Lung Properties, Ltd.	305,000	1,007,477
Hongkong Land Holdings, Ltd.	156,100	1,069,285
The Link REIT	307,664	1,826,123
Sun Hung Kai Properties, Ltd.	207,000	3,141,038
Swire Properties, Ltd.	141,600	475,042
The Wharf Holdings, Ltd.	197,700	1,545,877

Total Hong Kong		10,502,226

Japan (12.66%)
Japan Real Estate Investment Corp.	168	923,600
Japan Retail Fund Investment Corp.	294	616,568
Mitsubishi Estate Co., Ltd.	160,000	3,693,018
Mitsui Fudosan Co., Ltd.	118,000	3,759,623
Nippon Building Fund, Inc.	189	1,051,766
Nomura Real Estate Holdings, Inc.	16,100	290,448
Sumitomo Realty & Development Co., Ltd.	63,000	2,439,589

Total Japan		12,774,612

Netherlands (0.71%)
Corio N.V.	13,359	717,661

Security Description	Shares	Value

Singapore (3.36%)
Ascendas Real Estate Investment Trust	271,066	$509,992
CapitaLand, Ltd.	336,000	893,095
CapitaMall Trust	348,347	557,779
City Developments, Ltd.	62,000	497,866
Global Logistic Properties, Ltd.	406,000	926,384

Total Singapore		3,385,116

Sweden (0.37%)
Castellum AB	23,196	378,344

Switzerland (0.46%)
PSP Swiss Property AG	5,111	462,081

United Kingdom (6.73%)
The British Land Co. PLC	136,162	1,651,277
Derwent London PLC	11,482	532,012
Great Portland Estates PLC	46,284	504,440
Hammerson PLC	94,974	957,844
Intu Properties PLC	117,646	667,955
Land Securities Group PLC	103,974	1,867,652
Segro PLC	98,854	607,375

Total United Kingdom		6,788,555

United States (47.87%)
Alexandria Real Estate Equities, Inc.	9,569	756,525
American Campus Communities, Inc.	13,943	550,888
AvalonBay Communities, Inc.	16,313	2,513,833
Boston Properties, Inc.	20,456	2,483,768
Camden Property Trust	11,464	857,966
Digital Realty Trust, Inc.	18,096	1,180,764
Douglas Emmett, Inc.	17,459	498,804
Equity Residential	44,903	2,984,702
Essex Property Trust, Inc.	8,399	1,624,787
Federal Realty Investment Trust	8,975	1,119,900
General Growth Properties, Inc.	69,519	1,708,082
HCP, Inc.	61,213	2,652,359
Health Care REIT, Inc.	40,868	2,761,859
Highwoods Properties, Inc.	12,004	510,770
Host Hotels & Resorts, Inc.	101,179	2,308,905
Kilroy Realty Corp.	10,947	692,398
Kimco Realty Corp.	54,904	1,289,695
The Macerich Co.	18,807	1,227,909
ProLogis, Inc.	66,616	2,727,259
Public Storage	19,354	3,390,434
Realty Income Corp.	29,620	1,324,606
Regency Centers Corp.	12,366	706,593
Simon Property Group, Inc.	23,663	4,023,420
SL Green Realty Corp.	12,709	1,389,729
Tanger Factory Outlet Centers, Inc.	12,723	444,160
UDR, Inc.	33,501	1,002,350
Ventas, Inc.	39,306	2,585,549
Vornado Realty Trust	23,299	2,466,665
Weingarten Realty Investors	14,982	512,684

Total United States		48,297,363

TOTAL COMMON STOCKS
(Cost $84,752,253)		100,595,398

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.09%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(b)	86,486	$86,486

TOTAL SHORT TERM INVESTMENTS (Cost $86,486)			86,486

TOTAL INVESTMENTS (99.80%)
(Cost $84,838,739)			$100,681,884

NET OTHER ASSETS AND LIABILITIES (0.20%)			204,760

NET ASSETS (100.00%)			$100,886,644

(a)	Non-income producing security.
(b)	Less than 0.0005%

Common Abbreviations:

AB -	Aktiebolag is the Swedish equivalent of the term corporation.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC -	Public Limited Co.
REIT -	Real Estate Investment Trust.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.
SE -	SE Regulation is a European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

See Notes to Quarterly Schedule of Investments.

GLOBAL COMMODITY EQUITY ETF	SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.59%)
Australia (1.77%)
Fortescue Metals Group, Ltd.	28,429	$110,719
GrainCorp, Ltd., Class A	12,115	102,512
Incitec Pivot, Ltd.	131,035	379,379
Newcrest Mining, Ltd.*	35,870	379,229
Woodside Petroleum, Ltd.	5,029	200,555

Total Australia		1,172,394

Bermuda (1.47%)
Bunge, Ltd.	11,505	973,898

Total Bermuda		973,898

Brazil (2.50%)
Companhia Siderurgica Nacional SA, Sponsored ADR	28,870	126,162
Gerdau SA, Sponsored ADR	22,700	131,433
Petroleo Brasileiro SA, ADR	28,421	556,199
Vale SA, Sponsored ADR	64,566	843,232

Total Brazil		1,657,026

Canada (14.41%)
Agnico-Eagle Mines, Ltd.	8,151	311,707
Agrium, Inc.	11,562	1,093,355
Alamos Gold, Inc.	5,937	54,603
B2Gold Corp.*	29,935	77,088
Barrick Gold Corp.	54,757	1,006,707
Cameco Corp.	7,767	151,868
Canadian Natural Resources, Ltd.	8,181	356,569
Detour Gold Corp.*	7,315	92,102
Eldorado Gold Corp.	33,296	275,298
EnCana Corp.	5,719	131,864
First Quantum Minerals, Ltd.	11,689	262,419
Goldcorp, Inc.	37,890	1,063,903
IAMGOLD Corp.*	17,439	70,090
Kinross Gold Corp.*	53,611	212,018
New Gold, Inc.*	22,881	147,938
Pan American Silver Corp.	6,941	99,586
Potash Corp. of Saskatchewan, Inc.	67,446	2,368,953
Silver Wheaton Corp.	16,707	417,329
Suncor Energy, Inc.	11,269	462,555
Teck Resources, Ltd., Class B	9,076	206,094
TransCanada Corp.	5,382	289,221
Turquoise Hill Resources, Ltd.*	34,399	115,792
Yamana Gold, Inc.	35,202	299,798

Total Canada		9,566,857

Cayman Islands (0.00%)(a)
Chaoda Modern Agriculture Holdings, Ltd.*	348,000	449

Total Cayman Islands		449

	Shares	Value

Chile (0.35%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	8,524	$233,387

Total Chile		233,387

China (1.00%)
China BlueChemical, Ltd., Class H	126,000	62,105
China Petroleum & Chemical Corp., Class H	186,137	188,778
China Shenhua Energy Co., Ltd., Class H	28,216	81,371
Jiangxi Copper Co., Ltd., Class H	22,000	38,890
PetroChina Co., Ltd., Class H	158,119	224,425
Zijin Mining Group Co., Ltd., Class H	253,000	65,943

Total China		661,512

France (1.57%)
Total SA	15,791	1,041,377

Total France		1,041,377

Germany (0.98%)
K+S AG	13,478	419,007
ThyssenKrupp AG*	8,293	230,192

Total Germany		649,199

Hong Kong (0.47%)
China Agri-Industries Holdings, Ltd.	158,000	64,627
CNOOC, Ltd.	124,987	251,262

Total Hong Kong		315,889

Israel (0.64%)
Israel Chemicals, Ltd.	33,666	259,947
The Israel Corp., Ltd.*	288	162,270

Total Israel		422,217

Italy (0.70%)
Eni SpA	18,648	465,061

Total Italy		465,061

Japan (1.35%)
JFE Holdings, Inc.	9,800	198,176
Kobe Steel, Ltd.	58,000	94,209
Nippon Steel & Sumitomo Metal Corp.	159,000	449,898
Sumitomo Metal Mining Co., Ltd.	10,000	151,713

Total Japan		893,996

Jersey (1.31%)
Glencore International PLC	76,134	458,048
Polymetal International PLC	7,568	67,971
Randgold Resources, Ltd.	4,077	344,172

Total Jersey		870,191

Security Description	Shares	Value

Luxembourg (0.42%)
ArcelorMittal	19,174	$279,021

Total Luxembourg		279,021

Malaysia (1.05%)
IOI Corp. BHD	223,500	338,937
Kuala Lumpur Kepong BHD	32,220	225,295
PPB Group BHD	28,800	135,046

Total Malaysia		699,278

Mauritius (0.31%)
Golden Agri-Resources, Ltd.	503,000	205,380

Total Mauritius		205,380

Mexico (0.63%)
Grupo Mexico SAB de CV, Series B	73,184	266,673
Industrias Penoles SAB de CV	5,934	151,110

Total Mexico		417,783

Netherlands (2.96%)
CNH Industrial NV	75,907	663,427
Nutreco Holding NV	5,439	209,217
Schlumberger, Ltd.	9,981	1,094,317

Total Netherlands		1,966,961

Norway (1.17%)
Norsk Hydro ASA	21,439	125,909
Yara International ASA	12,983	651,460

Total Norway		777,369

Peru (0.22%)
Companhia de Minas Buenaventura SA, ADR	10,230	148,949

Total Peru		148,949

Poland (0.17%)
KGHM Polska Miedz SA	2,689	110,651

Total Poland		110,651

Russia (5.42%)
Gazprom OAO, Sponsored ADR	91,113	651,458
LUKOIL OAO, Sponsored ADR	6,214	346,431
MMC Norilsk Nickel JSC, ADR	31,523	616,905
NovaTek OAO, Sponsored GDR(b)	2,300	231,380
Phosagro OAO, GDR(b)	30,984	350,119
Rosneft Oil Co., GDR(b)	80,870	493,792
Severstal OAO, GDR(b)	3,219	31,063
Uralkali, GDR(b)	46,976	875,163

Total Russia		3,596,311

Singapore (0.88%)
Olam International, Ltd.	55,000	116,689
Wilmar International, Ltd.	186,000	470,565

Total Singapore		587,254

Security Description	Shares	Value

South Africa (1.38%)
Anglo American Platinum, Ltd.*	1,780	$73,945
AngloGold Ashanti, Ltd., Sponsored ADR*	15,101	259,435
Gold Fields, Ltd.	27,603	130,455
Impala Platinum Holdings, Ltd.	19,417	175,215
Kumba Iron Ore, Ltd.	628	18,752
Sasol, Ltd.	3,334	193,259
Sibayne Gold, Ltd.	29,005	68,174

Total South Africa		919,235

South Korea (0.82%)
Hyundai Steel Co.	1,181	88,172
POSCO	1,384	455,896

Total South Korea		544,068

Spain (0.31%)
Repsol YPF SA	8,322	206,557

Total Spain		206,557

Switzerland (4.20%)
Syngenta AG	7,477	2,683,592
Transocean, Ltd.	2,658	102,732

Total Switzerland		2,786,324

Taiwan (0.42%)
China Steel Corp.	211,790	182,806
Taiwan Fertilizer Co., Ltd.	52,400	99,399

Total Taiwan		282,205

United Kingdom (9.28%)
Anglo American PLC	24,463	621,362
Antofagasta PLC	6,849	89,314
BG Group PLC	24,708	492,839
BHP Billiton PLC	40,778	1,291,321
BP PLC	140,918	1,126,787
Ensco PLC, Class A	1,822	91,975
Lonmin PLC*	18,041	68,826
Rio Tinto PLC	21,830	1,164,598
Royal Dutch Shell PLC, Class A	30,037	1,213,028

Total United Kingdom		6,160,050

United States (41.43%)
AGCO Corp.	6,848	334,456
Alcoa, Inc.	23,152	384,555
Allegheny Technologies, Inc.	2,050	86,449
American Vanguard Corp.	2,032	27,310
Anadarko Petroleum Corp.	3,848	433,631
The Andersons, Inc.	2,156	148,268
Apache Corp.	2,951	300,500
Archer-Daniels-Midland Co.	51,369	2,561,258
Baker Hughes, Inc.	3,308	228,715
Cabot Oil & Gas Corp.	3,076	103,169
Cameron International Corp.*	1,525	113,353
CF Industries Holdings, Inc.	4,154	1,070,361

Security Description	Shares	Value

United States (continued)
Chesapeake Energy Corp.	4,656	$126,643
Chevron Corp.	14,602	1,890,229
Cliffs Natural Resources, Inc.	3,195	48,149
ConocoPhillips	9,458	768,179
Continental Resources, Inc.*	350	56,452
Deere & Co.	29,213	2,456,521
Devon Energy Corp.	2,909	219,397
EOG Resources, Inc.	4,213	462,925
EQT Corp.	1,063	105,301
Exxon Mobil Corp.	32,935	3,275,715
Freeport-McMoRan, Inc.	20,271	737,256
Halliburton Co.	6,079	411,001
Hecla Mining Co.	15,974	52,235
Hess Corp.	2,177	220,095
Ingredion, Inc.	5,938	473,615
Intrepid Potash, Inc.*	4,423	67,805
Kinder Morgan, Inc.	5,220	210,157
Marathon Oil Corp.	5,178	215,871
Monsanto Co.	41,980	4,854,987
The Mosaic Co.	25,580	1,221,701
National Oilwell Varco, Inc.	3,282	283,663
Newmont Mining Corp.	23,312	631,522
Noble Energy, Inc.	2,801	202,064
Nucor Corp.	6,279	341,075
Occidental Petroleum Corp.	5,924	614,497
Pioneer Natural Resources Co.	1,094	228,263
Reliance Steel & Aluminum Co.	1,497	104,670
Royal Gold, Inc.	2,960	230,140
Seaboard Corp.*	23	66,683
Southern Copper Corp.	2,841	93,213
Southwestern Energy Co.*	2,830	116,539
Spectra Energy Corp.	5,129	213,674
Stillwater Mining Co.*	5,509	102,247
United States Steel Corp.	2,824	109,148
Valero Energy Corp.	4,028	218,076
The Williams Co., Inc.	4,794	284,955

Total United States		27,506,688

TOTAL COMMON STOCKS
(Cost $69,081,419)		66,117,537

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.11%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(c)	73,284	73,284

TOTAL SHORT TERM INVESTMENTS
(Cost $73,284)			73,284

TOTAL INVESTMENTS (99.70%)
(Cost $69,154,703)			$66,190,821

Security Description	Shares	Value

NET OTHER ASSETS AND LIABILITIES (0.30%)		199,613

NET ASSETS (100.00%)		$66,390,434

*	Non-income producing security.
(a)	Less than 0.005% of Net Assets.
(b)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market values of these securities were $1,981,517, representing 2.98% of the Fund’s net assets.

(c)	Less than 0.0005%.

Common Abbreviations:
ADR	-	American Depositary Receipt.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
BHD	-	Berhad (in Malaysia; equivalent to Public Limited Company).
GDR	-	Global Depository Receipt.
JSC	-	Joint Stock Company.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkytoe Aktsionernoe Obshchestvo (open Joint Stock Corporation) is a Russian term for a stock-based corporation.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing the civil law.
SAB de CV	-	A variable capital company.
SpA	-	Societa Per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT STRATEGIC INCOME FUND	SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS (96.63%)
Basic Materials (8.12%)
ArcelorMittal, Sr. Unsec.
6.13%, 06/01/2018	$2,900,000	$3,164,625
5.75%, 08/05/2020(a)	9,671,000	10,384,236
Celanese US Holdings LLC, Sr. Unsec.
6.63%, 10/15/2018	3,488,000	3,624,904
United States Steel Corp., Sr. Unsec.
6.05%, 06/01/2017	9,276,000	10,041,270
7.00%, 02/01/2018	2,414,000	2,661,435

Total Basic Materials		29,876,470

Communications (20.57%)
Cablevision Systems Corp., Sr. Unsec.
8.63%, 09/15/2017	7,116,000	8,130,030
CenturyLink, Inc., Sr. Unsec.
5.63%, 04/01/2020	11,000,000	11,673,750
CSC Holdings LLC, Sr. Unsec.
7.88%, 02/15/2018	4,000,000	4,585,000
DISH DBS Corp., Sr. Unsec.
4.25%, 04/01/2018	10,558,000	10,835,148
7.88%, 09/01/2019	2,000,000	2,325,000
Frontier Communications Corp., Sr. Unsec.
8.25%, 04/15/2017	12,185,000	13,921,362
Lamar Media Corp., Sr. Sub.
5.88%, 02/01/2022	10,967,000	11,570,185
Windstream Corp., Sr. Unsec.
7.88%, 11/01/2017	11,055,000	12,616,519

Total Communications		75,656,994

Consumer, Cyclical (6.08%)
Autonation, Inc., Sr. Unsec.
6.75%, 04/15/2018	8,750,000	10,057,031
MGM Resorts International, Sr. Unsec.
7.63%, 01/15/2017	11,053,000	12,296,463

Total Consumer, Cyclical		22,353,494

Consumer, Non-cyclical (24.46%)
ADT Corp., Sr. Unsec.
2.25%, 07/15/2017	7,000,000	6,925,625
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec.
4.88%, 11/15/2017	10,957,000	11,367,888
Biomet, Inc., Sr. Unsec.
6.50%, 08/01/2020	9,771,000	10,540,466

Security Description	Principal Amount	Value

Consumer, Non-cyclical (continued)
CHS/Community Health Systems, Inc., First Lien
5.13%, 08/15/2018	$10,930,000	$11,394,525
DaVita HealthCare Partners, Inc., Sr. Unsec.
6.63%, 11/01/2020	2,000,000	2,116,250
HCA, Inc., First Lien
6.50%, 02/15/2020	11,053,000	12,393,175
Smithfield Foods, Inc., Sr. Unsec.
7.75%, 07/01/2017	9,558,000	10,835,905
Tenet Healthcare Corp., First Lien
6.25%, 11/01/2018	11,046,000	12,081,562
United Rentals North America, Inc., Second Lien
5.75%, 07/15/2018	6,500,000	6,873,750
United Rentals North America, Inc., Sr. Unsec.
7.38%, 05/15/2020	5,000,000	5,475,000

Total Consumer, Non-cyclical		90,004,146

Energy (9.38%)
Access Midstream Partners LP/ACMP Finance Corp., Sr. Unsec.
6.13%, 07/15/2022	11,035,000	12,055,738
Continental Resources, Inc., Sr. Unsec.
5.00%, 09/15/2022	9,245,000	9,984,600
El Paso LLC, First Lien
7.00%, 06/15/2017	10,999,000	12,483,865

Total Energy		34,524,203

Financials (14.75%)
Aircastle, Ltd., Sr. Unsec.
6.75%, 04/15/2017	11,068,000	12,091,790
Ally Financial, Inc., Sr. Unsec.
5.50%, 02/15/2017	9,447,000	10,102,386
CIT Group, Inc., Sr. Unsec.
4.25%, 08/15/2017	11,603,000	12,067,120
E*Trade Financial Corp., Sr. Unsec.
6.00%, 11/15/2017	10,808,000	11,226,810
General Motors Financial Co., Inc., Sr. Unsec.
4.75%, 08/15/2017	8,330,000	8,779,820

Total Financials		54,267,926

Industrial (6.77%)
Ball Corp., Sr. Unsec.
5.00%, 03/15/2022	11,013,000	11,494,819
Case New Holland Industrial, Inc., Sr. Unsec.
7.88%, 12/01/2017	9,000,000	10,327,500

Security Description	Principal Amount	Value

Industrial (continued)
Flextronics International, Ltd., Sr. Unsec.
4.63%, 02/15/2020	$3,000,000	$3,075,000

Total Industrial		24,897,319

Utilities (6.50%)
AES Corp., Sr. Unsec.
8.00%, 10/15/2017	2,798,000	3,231,690
8.00%, 06/01/2020	7,000,000	8,330,000
NRG Energy, Inc., Sr. Unsec.
7.63%, 01/15/2018	10,950,000	12,357,075

Total Utilities		23,918,765

TOTAL CORPORATE BONDS
(Cost $352,664,789)		355,499,317

Security Description	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (2.07%)
Dreyfus Treasury Prime Cash Management, Institutional Shares	0.000% (b)	7,613,655	$7,613,655

TOTAL SHORT TERM INVESTMENTS
(Cost $7,613,655)			7,613,655

TOTAL INVESTMENTS (98.70%)
(Cost $360,278,444)			$363,112,972

NET OTHER ASSETS AND LIABILITIES (1.30%)			$4,776,665

NET ASSETS (100.00%)			$367,889,637

(a)	Represents a step bond. Rate disclosed is as of August 31, 2014.
(b)	Less than 0.0005%.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

Sr. - Senior.

Sub. - Subordinated.

Unsec. - Unsecured.

See Notes to Quarterly Schedule of Investments.

SPROTT GOLD MINERS ETF	SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.95%)
Gold Mining (90.61%)
Agnico Eagle Mines Ltd.	44,386	$1,699,096
Alamos Gold, Inc.	71,796	661,241
AuRico Gold, Inc.	133,657	606,803
B2Gold Corp.(a)	509,004	1,308,140
Barrick Gold Corp.	92,858	1,707,659
Eldorado Gold Corp.	209,978	1,738,618
Franco-Nevada Corp.	105,363	5,930,883
Goldcorp, Inc.	183,588	5,153,315
IAMGOLD Corp.(a)	138,105	553,801
Kinross Gold Corp.(a)	268,717	1,058,745
McEwen Mining, Inc.(a)	302,720	838,534
New Gold, Inc.(a)	131,392	852,734
Novagold Resources, Inc.(a)	125,776	496,815
Randgold Resources Ltd., ADR	71,447	6,012,266
Royal Gold, Inc.	22,086	1,717,187
Sandstorm Gold Ltd.(a)	141,759	842,048
Seabridge Gold, Inc.(a)	83,273	965,134
Sibanye Gold Ltd., Sponsored ADR	108,703	1,020,721
Yamana Gold, Inc.	164,106	1,394,901

Total Gold Mining		34,558,641

Precious Metals (2.74%)
Coeur Mining, Inc.(a)	28,734	227,573
Primero Mining Corp.(a)	120,105	817,915

Total Precious Metals		1,045,488

Silver Mining (6.60%)
Endeavour Silver Corp.(a)	94,827	528,186
Fortuna Silver Mines, Inc.(a)	96,828	497,696
Silver Standard Resources, Inc.(a)	37,696	353,212
Silver Wheaton Corp.	45,574	1,139,806

Total Silver Mining		2,518,900

TOTAL COMMON STOCKS (Cost $38,295,888)		38,123,029

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.01%)
Dreyfus Treasury Prime Cash Management, Institutional Shares	0.000% (b)	3,951	3,951

TOTAL SHORT TERM INVESTMENTS (Cost $3,951)			3,951

Value

TOTAL INVESTMENTS (99.96%) (Cost $38,299,839)	$38,126,980

NET OTHER ASSETS AND LIABILITIES (0.04%)	15,359

NET ASSETS (100.00%)	$38,142,339

(a)	Non-income producing security.
(b)	Less than 0.0005%.

Common Abbreviations:

ADR- American Depositary Receipt

Ltd. Limited Partnership

See Notes to Quarterly Schedule of Investments.

U.S. EQUITY HIGH VOLATILITY PUT WRITE INDEX FUND	SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Security Description	Principal Amount	Value

SHORT TERM INVESTMENTS (100.73%)
U.S. Treasury Bills Discount Notes
0.001%, 09/04/2014(a)	$2,600,000	$2,599,998
0.004%, 09/11/2014(a)	2,800,000	2,799,986
0.007%, 09/25/2014(a)(b)	4,600,000	4,599,954
0.013%, 10/30/2014(a)	2,000,000	1,999,940
0.018%, 11/13/2014(a)(b)	10,000,000	9,999,730
0.024%, 11/28/2014(a)	31,900,000	31,898,373

TOTAL SHORT TERM INVESTMENTS (Cost $53,897,461)		53,897,981

TOTAL INVESTMENTS (100.73%) (Cost $53,897,461)		$53,897,981

NET LIABILITIES LESS OTHER ASSETS (-0.73%)		(388,900)

NET ASSETS (100.00%)		$53,509,081

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	All or portion of this security is being held as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN PUT OPTIONS
3D Systems Corp.	10/18/2014	$42.00	(632)	$(20,856)
Best Buy Co., Inc.	10/18/2014	25.00	(1,062)	(6,372)
Dresser-Rand Group	10/18/2014	55.00	(482)	(24,100)
Incyte Corp.	10/18/2014	45.00	(590)	(25,075)
Palo Alto Networks	10/18/2014	75.00	(354)	(58,410)
Pandora Media, Inc.	10/18/2014	24.00	(1,106)	(101,752)
Pharmacyclics, Inc.	10/18/2014	105.00	(252)	(35,910)
Salix Pharmaceutical	10/18/2014	120.00	(221)	(11,050)
Santander Consumer USA	10/18/2014	15.00	(1,689)	(21,113)
Seattle Genetics	10/18/2014	37.00	(717)	(96,795)
Solarcity Corp.	10/18/2014	62.50	(424)	(84,164)
Splunk, Inc.	10/18/2014	37.50	(708)	(15,930)
SunEdison, Inc.	10/18/2014	19.00	(1,397)	(57,277)
Ulta Salon, Inc.	10/18/2014	80.00	(331)	(14,067)
United Continental	10/18/2014	40.00	(663)	(35,139)
Vertex Pharmaceutical	10/18/2014	77.50	(342)	(19,665)
Workday, Inc.	10/18/2014	75.00	(354)	(23,010)
Yahoo!, Inc.	10/18/2014	32.00	(829)	(22,797)
Yelp, Inc.	10/18/2014	67.50	(393)	(24,563)
Zillow, Inc.	10/18/2014	115.00	(230)	(31,050)
TOTAL WRITTEN PUT OPTIONS

(Premiums received $1,120,977)				$(729,095)

See Notes to Quarterly Schedule of Investments.

VELOCITYSHARES EMERGING ASIA DR ETF	SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.27%)
Bangledesh (0.01%)
Beximco Pharma Ltd., GDR(b)	2,350	$575

China (34.10%)
21Vianet Group, Inc., ADR(a)	581	15,867
500.com Ltd., Class A, ADR(a)	58	2,025
51job, Inc., ADR(a)	184	6,370
58.com, Inc., ADR(a)	199	8,288
Acorn International, Inc., ADR(a)	50	83
Actions Semiconductor Co. Ltd., ADR(a)	681	1,641
Agria Corp., ADR(a)	276	323
AirMedia Group, Inc., ADR(a)	431	828
Aluminum Corp. of China Ltd., ADR(a)	1,577	16,574
ATA, Inc., ADR	80	371
Autohome, Inc., ADR(a)	25	1,190
Baidu, Inc., Sponsored ADR(a)	2,747	589,286
Bitauto Holdings Ltd., ADR(a)	174	15,282
Bona Film Group Ltd., Sponsored ADR(a)	309	2,194
Changyou.com Ltd., ADR(a)	108	2,598
Charm Communications, Inc., ADR(a)	72	331
Cheetah Mobile, Inc., ADR(a)	120	3,164
China Digital TV Holding Co. Ltd., ADR	512	2,094
China Distance Education Holdings Ltd., ADR	130	2,067
China Eastern Airlines Corp. Ltd., ADR(a)	385	6,249
China Finance Online Co. Ltd., ADR(a)	126	1,172
China Life Insurance Co. Ltd., ADR	4,982	213,927
China Lodging Group Ltd., Sponsored ADR(a)	193	5,020
China Ming Yang Wind Power Group Ltd., ADR(a)	831	2,568
China Mobile Ltd., Sponsored ADR	10,522	655,310
China Nepstar Chain Drugstore Ltd., ADR	263	605
China New Borun Corp., ADR(a)	75	175
China Petroleum & Chemical Corp., ADR	2,560	258,560
China Southern Airlines Co. Ltd., Sponsored ADR	348	5,634
China Sunergy Co. Ltd., ADR(a)	85	252
China Techfaith Wireless Communication Technology Ltd., ADR(a)	300	399
China Telecom Corp. Ltd., ADR	1,404	86,360
China Unicom Hong Kong Ltd., ADR	4,501	79,803
China Xiniya Fashion Ltd., Sponsored ADR(a)	225	171
China Zenix Auto International Ltd., ADR(a)	154	333

Security Description	Shares	Value

China (continued)
ChinaCache International Holdings Ltd., Sponsored ADR(a)	141	$2,053
CNinsure, Inc., ADR(a)	289	1,931
CNOOC Ltd., ADR	1,612	322,561
Concord Medical Services Holdings Ltd., Sponsored ADR	93	757
Country Style Cooking Restaurant Chain Co. Ltd., Sponsored ADR(a)	63	453
Ctrip.com International Ltd., ADR(a)	1,291	82,843
Daqo New Energy Corp., ADR(a)	36	1,274
E-Commerce China Dangdang, Inc., Class A, Sponsored ADR(a)	577	7,986
E-House China Holdings Ltd., ADR	676	7,497
eLong, Inc., Sponsored ADR(a)	22	385
Guangshen Railway Co. Ltd., Sponsored ADR	284	5,731
Hanwha SolarOne Co. Ltd., Sponsored ADR(a)	411	900
Home Inns & Hotels Management, Inc., ADR(a)	225	7,529
Huaneng Power International, Inc., Sponsored ADR	806	39,212
IFM Investments Ltd., ADR(a)	85	135
iKang Healthcare Group, Inc., ADR(a)	100	2,119
iSoftStone Holdings Ltd., ADR(a)	489	2,753
JA Solar Holdings Co. Ltd., ADR(a)	304	2,812
Jiayuan.com International Ltd., ADR	139	803
JinkoSolar Holding Co. Ltd., ADR(a)	185	5,406
Jumei International Holding Ltd., ADR(a)	100	3,057
Kingtone Wirelessinfo Solution Holding Ltd., ADR(a)	6	29
KongZhong Corp., ADR(a)	239	1,905
Ku6 Media Co. Ltd., Sponsored ADR(a)	133	203
Le Gaga Holdings Ltd., ADR(a)	246	969
Lentuo International, Inc., Sponsored ADR(a)	115	363
LightInTheBox Holding Co. Ltd., ADR(a)	81	462
Mecox Lane Ltd., ADR(a)	42	170
Mindray Medical International Ltd., ADR	894	27,929
NetEase, Inc., ADR	732	64,445
New Oriental Education & Technology Group, Sponsored ADR(a)	1,338	30,520
Noah Holdings Ltd., Sponsored ADR(a)	177	2,703
NQ Mobile, Inc., ADR(a)	503	3,290
O2Micro International Ltd., ADR(a)	317	976
Ossen Innovation Co. Ltd., Sponsored ADR(a)	80	71
Perfect World Co. Ltd., Sponsored ADR	338	7,105
PetroChina Co. Ltd., ADR	2,126	301,467
Phoenix New Media Ltd., ADR(a)	345	3,571
Qihoo 360 Technology Co. Ltd., ADR(a)	847	74,392
Qunar Cayman Islands Ltd., ADR(a)	139	4,173

Security Description	Shares	Value

China (continued)
ReneSola Ltd., ADR(a)	705	$1,925
Renren, Inc., ADR(a)	1,279	4,272
Semiconductor Manufacturing International Corp., ADR(a)	4,550	20,930
Shanda Games Ltd., Sponsored ADR(a)	723	4,649
Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	355	11,871
Sky-mobi Ltd., Sponsored ADR(a)	88	698
SouFun Holdings Ltd., ADR	845	9,751
Sungy Mobile Ltd., ADR(a)	68	565
TAL Education Group, ADR(a)	391	13,372
Taomee Holdings Ltd., Sponsored ADR(a)	120	571
Tarena International, Inc., ADR(a)	150	2,135
The9 Ltd., ADR(a)	221	712
Trina Solar Ltd., Sponsored ADR(a)	757	9,485
Vimicro International Corp., ADR(a)	186	703
Vipshop Holdings Ltd., ADR(a)	177	34,804
VisionChina Media, Inc., ADR(a)	33	513
Weibo Corp., ADR(a)	150	2,988
WSP Holdings Ltd., ADR(a)	40	29
WuXi PharmaTech Cayman, Inc., ADR(a)	708	26,210
Xinyuan Real Estate Co. Ltd., ADR	499	1,801
Xueda Education Group, Sponsored ADR	281	1,028
Yanzhou Coal Mining Co. Ltd., Sponsored ADR	1,962	16,422
Yingli Green Energy Holding Co. Ltd., ADR(a)	1,295	4,351
Youku Tudou, Inc., ADR(a)	1,301	25,760
YY, Inc., ADR(a)	274	23,260
Zuoan Fashion Ltd., Sponsored ADR	75	101

Total China		3,228,960

India (16.06%)
Axis Bank Ltd., GDR(b)	2,287	75,974
Dr. Reddy’s Laboratories Ltd., ADR	822	40,286
GAIL India Ltd., GDR(b)	515	22,820
Great Eastern Energy Corp. Ltd., GDR(a)(b)	475	986
HDFC Bank Ltd., ADR	3,925	195,033
ICICI Bank Ltd., Sponsored ADR	2,816	150,656
Infosys Ltd., Sponsored ADR	4,860	289,170
Larsen & Toubro Ltd., GDR(b)	2,224	55,911
Mahindra & Mahindra Ltd., Sponsored GDR(b)	3,041	70,855
Ranbaxy Laboratories Ltd., Sponsored GDR(a)(b)	1,267	13,684
Rediff.Com India Ltd., ADR(a)	133	314
Reliance Industries Ltd., Sponsored GDR(c)	7,946	264,443
Reliance Infrastructure Ltd., GDR(b)	868	29,087
Sesa Sterlite Ltd., ADR	3,149	57,910

Security Description	Shares	Value

India (continued)
Sify Technologies Ltd., Sponsored ADR	248	$506
State Bank of India, GDR(b)	740	60,458
Tata Motors Ltd., Sponsored ADR	1,908	91,946
Tata Steel Ltd., GDR(b)	2,333	19,924
Wipro Ltd., ADR	5,873	70,241
WNS Holdings Ltd., ADR(a)	511	10,542

Total India		1,520,746

Indonesia (1.08%)
Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	2,214	101,977

Phillipines (0.69%)
Philippine Long Distance Telephone Co., Sponsored ADR	867	65,753

South Korea (27.56%)
Gravity Co. Ltd., Sponsored ADR(a)	118	92
Hyundai Motor Co., GDR(b)	512	37,479
KB Financial Group, Inc., ADR	3,867	157,348
Korea Electric Power Corp., Sponsored ADR	5,140	107,323
KT Corp., Sponsored ADR	2,588	44,255
LG Display Co. Ltd., ADR(a)	4,447	76,755
LG Electronics, Inc., GDR(b)(c)	322	7,148
Lotte Shopping Co. Ltd., GDR(b)(c)	2,814	46,122
POSCO, ADR	3,124	258,667
Samsung Electronics Co. Ltd., GDR(b)	2,432	1,481,088
Shinhan Financial Group Co. Ltd., ADR	4,782	247,277
SK Telecom Co. Ltd., ADR	3,565	106,665
Woori Finance Holdings Co. Ltd., ADR(a)	983	39,831

Total South Korea		2,610,050

Taiwan (17.77%)
Acer, Inc., Sponsored GDR(a)(b)	5,281	21,583
Advanced Semiconductor Engineering, Inc., ADR	12,233	78,047
AU Optronics Corp., Sponsored ADR	9,005	44,485
China Steel Corp., Sponsored GDR(b)	6,190	103,373
Chunghwa Telecom Co. Ltd., ADR	3,806	118,823
Himax Technologies, Inc., ADR	1,110	9,235
Hon Hai Precision Industry Co. Ltd., GDR(b)	63,539	426,347
Silicon Motion Technology Corp., ADR	346	9,328
Siliconware Precision Industries Co., Sponsored ADR	5,967	43,857
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	37,007	774,927

Security Description	Shares	Value

Taiwan (continued)
United Microelectronics Corp., Sponsored ADR	23,667	$52,541

Total Taiwan		1,682,546

TOTAL COMMON STOCKS (Cost $8,154,054)		9,210,607

PREFERRED STOCKS (2.42%)
South Korea (2.42%)
Samsung Electronics Co. Ltd., GDR(b)	462	229,614

TOTAL PREFERRED STOCKS (Cost $212,376)		229,614

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.13%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (d)	12,325	12,325

TOTAL SHORT TERM INVESTMENTS (Cost $12,325)			12,325

TOTAL INVESTMENTS (99.82%) (Cost $8,378,755)			$9,452,546

NET OTHER ASSETS AND LIABILITIES (0.18%)			16,238

NET ASSETS (100.00%)			$9,468,784

(a)	Non-income producing security.
(b)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of August 31, 2014, the aggregate market values of these securities were $2,703,028, representing 28.55% of the Fund’s net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2014, the market values of these securities restricted under Rule 144A were $317,713, representing 3.36% of the Fund’s net assets.
(d)	Less than 0.0005%.

Common Abbreviations:

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.
Ltd.	-	Limited
Tbk PT	-	Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

See Notes to Quarterly Schedule of Investments.

VELOCITYSHARES EMERGING MARKETS DR ETF	SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (91.07%)
Argentina (0.69%)
Alto Palermo SA, ADR	2	$41
Banco Macro SA, ADR	55	1,921
BBVA Banco Frances SA, ADR	67	710
Cresud SACIF y A, Sponsored ADR	49	547
Empresa Distribuidora Y Comercializadora Norte, ADR(a)	14	144
Grupo Clarin SA, Class B, GDR(b)	50	425
Grupo Financiero Galicia SA, ADR	155	1,965
IRSA Inversiones y Representaciones SA, Sponsored ADR	34	486
Pampa Energia SA, Sponsored ADR(a)	82	730
Petrobras Argentina SA, ADR	104	671
Telecom Argentina SA, Sponsored ADR	63	1,186
Transportadora de Gas del Sur SA, Sponsored ADR(a)	54	149
YPF SA, Sponsored ADR	302	9,978

Total Argentina		18,953

Bangledesh (0.00%)(c)
Beximco Pharma Ltd., GDR(b)	370	91

Brazil (11.81%)
AMBEV SA, ADR	7,155	52,160
Banco Bradesco SA, ADR	865	15,684
Banco Bradesco SA, ADR	3,312	60,411
Banco Santander Brasil SA, ADR	822	5,647
BrasilAgro - Co. Brasileira de Propriedades Agricolas, Sponsored ADR	50	215
Braskem SA, Sponsored ADR	116	1,583
BRF - Brasil Foods SA, ADR	1,023	27,273
Centrais Eletricas Brasileiras SA, Sponsored ADR	426	1,563
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	534	5,041
Cia Energetica de Minas Gerais, Class C, Sponsored ADR	104	886
Cia Energetica de Minas Gerais, Sponsored ADR	1,138	9,775
Cia Siderurgica Nacional SA, Sponsored ADR	1,187	5,187
CPFL Energia SA, ADR	173	3,484
Embraer SA, ADR	258	9,998
Fibria Celulose SA, Sponsored ADR(a)	349	3,616
Gafisa SA, ADR	340	1,013
Gerdau SA, Sponsored ADR	1,400	8,106
Gol Linhas Aereas Inteligentes SA, ADR	166	1,021
Oi SA, ADR	6,313	4,230

Security Description	Shares	Value

Brazil (continued)
Oi SA, Class C, ADR	1,725	$1,182
Petroleo Brasileiro SA, ADR	2,343	45,853
Telefonica Brasil SA, ADR	455	9,737
Tim Participacoes SA, ADR	249	6,967
Ultrapar Participacoes SA, Sponsored ADR	672	17,210
Vale SA, Sponsored ADR	2,018	26,355

Total Brazil		324,197

Chile (1.98%)
Administradora de Fondos de Pensiones Provida SA, Sponsored ADR	15	1,350
Banco de Chile, ADR	63	4,644
Banco Santander Chile, ADR	244	5,822
Cencosud SA, ADR	606	5,406
Cia Cervecerias Unidas SA, ADR	101	2,187
Corpbanca SA, ADR	183	3,433
Embotelladora Andina SA, Class A, ADR	51	839
Embotelladora Andina SA, Class B, ADR	50	975
Empresa Nacional de Electricidad SA, Sponsored ADR	171	7,857
Enersis SA, Sponsored ADR	606	10,247
Latam Airlines Group SA, Sponsored ADR(a)	517	6,411
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	142	3,888
Vina Concha y Toro SA, Sponsored ADR	30	1,187

Total Chile		54,246

China (18.49%)
21Vianet Group, Inc., ADR(a)	103	2,813
500.com Ltd., Class A, ADR(a)	10	349
51job, Inc., ADR(a)	28	969
58.com, Inc., ADR(a)	30	1,250
Acorn International, Inc., ADR(a)	9	15
Actions Semiconductor Co. Ltd., ADR(a)	106	255
Agria Corp., ADR(a)	43	50
AirMedia Group, Inc., ADR(a)	67	129
Aluminum Corp. of China Ltd., ADR(a)	246	2,585
ATA, Inc., ADR	10	46
Autohome, Inc., ADR(a)	5	238
Baidu, Inc., Sponsored ADR(a)	430	92,244
Bitauto Holdings Ltd., ADR(a)	28	2,459
Bona Film Group Ltd., Sponsored ADR(a)	87	618
Changyou.com Ltd., ADR(a)	17	409
Charm Communications, Inc., ADR(a)	10	46
Cheetah Mobile, Inc., ADR(a)	20	527
China Digital TV Holding Co. Ltd., ADR	82	335

Security Description	Shares	Value

China (continued)
China Distance Education Holdings Ltd., ADR	14	$223
China Eastern Airlines Corp. Ltd., ADR(a)	50	812
China Finance Online Co. Ltd., ADR(a)	19	177
China Life Insurance Co. Ltd., ADR	786	33,751
China Lodging Group Ltd., Sponsored ADR(a)	28	728
China Ming Yang Wind Power Group Ltd., ADR(a)	101	312
China Mobile Ltd., Sponsored ADR	1,650	102,762
China Nepstar Chain Drugstore Ltd., ADR	40	92
China New Borun Corp., ADR(a)	12	28
China Petroleum & Chemical Corp., ADR	404	40,804
China Southern Airlines Co. Ltd., Sponsored ADR	55	890
China Sunergy Co. Ltd., ADR(a)	8	24
China Techfaith Wireless Communication Technology Ltd., ADR(a)	57	76
China Telecom Corp. Ltd., ADR	216	13,286
China Unicom Hong Kong Ltd., ADR	710	12,588
China Xiniya Fashion Ltd., Sponsored ADR(a)	34	26
China Zenix Auto International Ltd., ADR(a)	23	50
ChinaCache International Holdings Ltd., Sponsored ADR(a)	22	320
CNinsure, Inc., ADR(a)	44	294
CNOOC Ltd., ADR	254	50,825
Concord Medical Services Holdings Ltd., Sponsored ADR	37	301
Country Style Cooking Restaurant Chain Co. Ltd., Sponsored ADR(a)	11	79
Ctrip.com International Ltd., ADR(a)	210	13,476
Daqo New Energy Corp., ADR(a)	6	212
E-Commerce China Dangdang, Inc., Class A, Sponsored ADR(a)	87	1,204
E-House China Holdings Ltd., ADR	111	1,231
eLong, Inc., Sponsored ADR(a)	4	70
Guangshen Railway Co. Ltd., Sponsored ADR	44	888
Hanwha SolarOne Co. Ltd., Sponsored ADR(a)	67	147
Home Inns & Hotels Management, Inc., ADR(a)	34	1,138
Huaneng Power International, Inc., Sponsored ADR	124	6,033
IFM Investments Ltd., ADR(a)	9	14
iKang Healthcare Group, Inc., ADR(a)	20	424
iSoftStone Holdings Ltd., ADR(a)	69	388
JA Solar Holdings Co. Ltd., ADR(a)	44	407
Jiayuan.com International Ltd., ADR	21	121

Security Description	Shares	Value

China (continued)
JinkoSolar Holding Co. Ltd., ADR(a)	38	$1,110
Jumei International Holding Ltd., ADR(a)	20	611
Kingtone Wirelessinfo Solution Holding Ltd., ADR(a)	1	5
KongZhong Corp., ADR(a)	40	319
Ku6 Media Co. Ltd., Sponsored ADR(a)	21	32
Le Gaga Holdings Ltd., ADR(a)	34	134
Lentuo International, Inc., Sponsored ADR(a)	18	57
LightInTheBox Holding Co. Ltd., ADR(a)	15	86
Mecox Lane Ltd., ADR(a)	7	28
Mindray Medical International Ltd., ADR	134	4,186
NetEase, Inc., ADR	114	10,037
New Oriental Education & Technology Group, Sponsored ADR(a)	206	4,699
Noah Holdings Ltd., Sponsored ADR(a)	27	412
NQ Mobile, Inc., ADR(a)	58	379
O2Micro International Ltd., ADR(a)	46	142
Ossen Innovation Co. Ltd., Sponsored ADR(a)	13	12
Perfect World Co. Ltd., Sponsored ADR	62	1,303
PetroChina Co. Ltd., ADR	332	47,078
Phoenix New Media Ltd., ADR(a)	52	538
Qihoo 360 Technology Co. Ltd., ADR(a)	130	11,418
Qunar Cayman Islands Ltd., ADR(a)	15	450
ReneSola Ltd., ADR(a)	99	270
Renren, Inc., ADR(a)	211	705
Semiconductor Manufacturing International Corp., ADR(a)	732	3,367
Shanda Games Ltd., Sponsored ADR(a)	119	765
Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	55	1,839
Sky-mobi Ltd., Sponsored ADR(a)	15	119
SouFun Holdings Ltd., ADR	130	1,500
Sungy Mobile Ltd., ADR(a)	15	125
TAL Education Group, ADR(a)	68	2,326
Taomee Holdings Ltd., Sponsored ADR(a)	16	76
Tarena International, Inc., ADR(a)	25	356
The9 Ltd., ADR(a)	29	93
Trina Solar Ltd., Sponsored ADR(a)	120	1,504
Vimicro International Corp., ADR(a)	30	113
Vipshop Holdings Ltd., ADR(a)	28	5,506
VisionChina Media, Inc., ADR(a)	5	78
Weibo Corp., Sponsored ADR(a)	25	498
WSP Holdings Ltd., ADR(a)	5	4
WuXi PharmaTech Cayman, Inc., ADR(a)	110	4,072
Xinyuan Real Estate Co. Ltd., ADR	151	545
Xueda Education Group, Sponsored ADR	45	165

Security Description	Shares	Value

China (continued)
Yanzhou Coal Mining Co. Ltd., Sponsored ADR	307	$2,570
Yingli Green Energy Holding Co. Ltd., ADR(a)	166	558
Youku Tudou, Inc., ADR(a)	199	3,940
YY, Inc., ADR(a)	42	3,565
Zuoan Fashion Ltd., Sponsored ADR	14	19

Total China		507,252

Colombia (0.92%)
Avianca Holdings SA, Sponsored ADR	20	323
Bancolombia SA, Sponsored ADR	178	11,264
Ecopetrol SA, Sponsored ADR	391	13,521

Total Colombia		25,108

Egypt (0.45%)
Commercial International Bank Egypt SAE, GDR(b)	1,401	8,896
Global Telecom Holding, GDR(a)(b)	822	2,949
Orascom Telecom Media And Technology Holding SAE, GDR(a)(b)	788	560

Total Egypt		12,405

Hungary (0.20%)
OTP Bank PLC, GDR(b)	650	5,525

India (8.70%)
Axis Bank Ltd., GDR(b)	359	11,926
Dr. Reddy’s Laboratories Ltd., ADR	130	6,371
GAIL India Ltd., GDR(b)	79	3,500
Great Eastern Energy Corp. Ltd., GDR(a)(b)	100	208
HDFC Bank Ltd., ADR	618	30,708
ICICI Bank Ltd., Sponsored ADR	451	24,129
Infosys Ltd., Sponsored ADR	758	45,101
Larsen & Toubro Ltd., GDR(b)	345	8,673
Mahindra & Mahindra Ltd., Sponsored GDR(b)	472	10,998
Ranbaxy Laboratories Ltd., Sponsored GDR(a)(b)	198	2,138
Rediff.Com India Ltd., ADR(a)	23	54
Reliance Industries Ltd., Sponsored GDR(d)	1,254	41,733
Reliance Infrastructure Ltd., GDR(b)	140	4,691
Sesa Sterlite Ltd., ADR	489	8,993
Sify Technologies Ltd., Sponsored ADR	38	78
State Bank of India, GDR(b)	115	9,396
Tata Motors Ltd., Sponsored ADR	294	14,168
Tata Steel Ltd., GDR(b)	366	3,126
Wipro Ltd., ADR	930	11,123
WNS Holdings Ltd., ADR(a)	80	1,650

Total India		238,764

Security Description	Shares	Value

Indonesia (0.59%)
Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	351	$16,167

Kazakhstan (0.31%)
Halyk Savings Bank of Kazakhstan JSC, GDR(b)	140	1,638
Kazkommertsbank JSC, GDR(a)(b)	220	1,056
KazMunaiGas Exploration Production JSC, GDR(b)	258	4,644
KCell JSC, GDR(b)	80	1,217

Total Kazakhstan		8,555

Lebanon (0.20%)
Banque Audi sal- Audi Saradar Group, GDR(b)	400	2,416
BLOM Bank SAL, GDR(b)	108	1,010
Solidere, GDR(a)(b)	166	2,091

Total Lebanon		5,517

Mexico (6.27%)
America Movil SAB de CV, Series A, ADR	60	1,473
America Movil SAB de CV, Series L, ADR	2,446	59,951
Cemex SAB de CV, Sponsored ADR(a)	1,911	25,283
Coca-Cola Femsa SAB de CV, Sponsored ADR	61	6,629
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	65	572
Empresas ICA SAB de CV, Sponsored ADR(a)	224	1,664
Fomento Economico Mexicano SAB de CV, Sponsored ADR	298	28,879
Gruma SAB de CV, Sponsored ADR(a)	86	3,927
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	29	1,001
Grupo Aeroportuario del Pacifico SAB de CV, ADR	58	4,043
Grupo Aeroportuario del Sureste SAB de CV, ADR	32	4,111
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR	541	8,147
Grupo Simec SAB de CV, Sponsored ADR(a)	50	670
Grupo Televisa SAB, Sponsored ADR	611	22,650
Industrias Bachoco SAB de CV, Sponsored ADR	12	683
Maxcom Telecomunicaciones SAB de CV, ADR(a)	125	191
Ternium SA, Sponsored ADR	83	2,169

Total Mexico		172,043

Nigeria (0.30%)
Guaranty Trust Bank PLC, GDR(b)	913	8,217

Security Description	Shares	Value

Oman (0.07%)
BankMuscat SAOG, GDR(b)	300	$2,010

Peru (0.27%)
Cementos Pacasmayo SAA, ADR	72	674
Cia de Minas Buenaventura SA, ADR	289	4,208
Grana y Montero SA, Sponsored ADR	150	2,457

Total Peru		7,339

Phillipines (0.38%)
Philippine Long Distance Telephone Co., Sponsored ADR	136	10,314

Romania (0.04%)
Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR(b)	100	1,080

Russia (11.66%)
Acron JSC, Sponsored GDR(b)	100	330
AFI Development PLC, GDR(a)(b)	295	196
Chelyabinsk Zinc Plant, GDR(a)(b)	25	98
Cherkizovo Group OJSC, GDR(a)(b)	51	597
Etalon Group Ltd., GDR(b)	186	694
Eurasia Drilling Co. Ltd., GDR(b)	74	2,137
Gazprom Neft OAO, Sponsored ADR	59	1,136
Gazprom OAO, Sponsored ADR	9,353	66,874
Global Ports Investments PLC, GDR(b)	44	343
Globaltrans Investment PLC, Sponsored GDR(b)	159	1,455
HALS-Development JSC, GDR(a)(b)	100	180
Hydraulic Machines and Systems Group PLC, GDR(b)	52	83
LSR Group, GDR(b)	262	943
Lukoil OAO, Sponsored ADR	817	45,548
Magnit OJSC, Sponsored GDR(b)	451	26,248
Magnitogorsk Iron & Steel Works OJSC, Sponsored GDR(a)(b)	191	487
Mail.ru Group Ltd., GDR(a)(b)	149	4,001
MD Medical Group Investments PLC, GDR(b)	40	350
Mechel, Sponsored ADR(a)	215	368
MegaFon OAO, GDR(b)	145	4,104
MMC Norilsk Nickel OJSC, ADR	888	17,378
Mobile Telesystems OJSC, Sponsored ADR	793	14,631
NOMOS-BANK OJSC, GDR(a)(b)	65	805
Nord Gold NV, GDR(b)	66	92
NovaTek OAO, Sponsored GDR(b)	125	12,575
Novolipetsk Steel OJSC, GDR(b)	133	1,902
Novorossiysk Commercial Sea Port PJSC, GDR(b)	88	365
O’Key Group SA, GDR(b)	58	470
OTCPharm PJSC (a)	65	1
Pharmstandard OJSC, GDR(a)(b)	65	761
Phosagro OAO, GDR(b)	127	1,435
PIK Group, GDR(a)(b)	599	1,581

Security Description	Shares	Value

Russia (continued)
QIWI PLC, Sponsored ADR	45	$1,678
Ros Agro PLC, GDR(b)	46	308
Rosneft OAO, GDR(b)	1,659	10,130
Rostelecom OJSC, Sponsored ADR	281	4,482
RusHydro, JSC, ADR	2,000	3,686
Sberbank of Russia, Sponsored ADR	4,248	34,621
Severstal OAO, GDR(b)	275	2,654
Sistema JSFC, Sponsored GDR(b)	273	6,211
Surgutneftegas OAO, Sponsored ADR	1,509	10,442
Tatneft OAO, Sponsored ADR	385	14,283
TCS Group Holding PLC, GDR(a)(b)	100	530
TMK OAO, GDR(b)	84	822
Uralkali OJSC, Sponsored GDR(b)	435	8,104
VimpelCom Ltd., Sponsored ADR	306	2,607
VTB Bank OJSC, GDR(b)	3,970	8,258
X5 Retail Group NV, GDR(a)(b)	155	2,936

Total Russia		319,920

South Africa (2.51%)
AngloGold Ashanti Ltd., Sponsored ADR(a)	633	10,875
DRDGOLD Ltd., Sponsored ADR	61	166
Gold Fields Ltd., Sponsored ADR	1,243	6,016
Harmony Gold Mining Co. Ltd., Sponsored ADR(a)	574	1,745
MiX Telematics Ltd., Sponsored ADR(a)	25	225
Sasol Ltd., Sponsored ADR	798	46,747
Sibanye Gold Ltd., Sponsored ADR	335	3,146

Total South Africa		68,920

South Korea (14.91%)
Gravity Co. Ltd., Sponsored ADR(a)	18	14
Hyundai Motor Co., GDR(b)	80	5,856
KB Financial Group, Inc., ADR	615	25,024
Korea Electric Power Corp., Sponsored ADR	813	16,976
KT Corp., Sponsored ADR	401	6,857
LG Display Co. Ltd., ADR(a)	695	11,996
LG Electronics, Inc., GDR(b)(d)	56	1,243
Lotte Shopping Co. Ltd., GDR(b)(d)	433	7,097
POSCO, ADR	487	40,324
Samsung Electronics Co. Ltd., GDR(b)	381	232,029
Shinhan Financial Group Co. Ltd., ADR	751	38,834
SK Telecom Co. Ltd., ADR	557	16,665
Woori Finance Holdings Co. Ltd., ADR(a)	152	6,159

Total South Korea		409,074

Taiwan (9.61%)
Acer, Inc., Sponsored GDR(a)(b)	826	3,376
Advanced Semiconductor Engineering, Inc., ADR	1,923	12,269
AU Optronics Corp., Sponsored ADR	1,401	6,921
China Steel Corp., Sponsored GDR(b)	961	16,049
Chunghwa Telecom Co. Ltd., ADR	595	18,576

Security Description	Shares	Value

Taiwan (continued)
Himax Technologies, Inc., ADR	178	$1,481
Hon Hai Precision Industry Co. Ltd., GDR(b)	9,954	66,791
Silicon Motion Technology Corp., ADR	53	1,429
Siliconware Precision Industries Co., Sponsored ADR	918	6,747
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	5,810	121,661
United Microelectronics Corp., Sponsored ADR	3,809	8,456

Total Taiwan		263,756

Turkey (0.69%)
Turkcell Iletisim Hizmetleri AS, ADR(a)	496	7,321
Turkiye Garanti Bankasi AS, ADR	3,362	11,545

Total Turkey		18,866

Ukraine (0.02%)
Avangardco Investments Public Ltd., GDR(a)(b)	23	202
MHP SA, GDR(b)	37	431

Total Ukraine		633

TOTAL COMMON STOCKS (Cost $2,274,554)		2,498,952

PREFERRED STOCKS (8.55%)
Argentina (0.03%)
Nortel Inversora SA, Series B, ADR	41	872

Brazil (7.21%)
Centrais Eletricas Brasileiras SA, Series B, ADR	357	1,971
Cia Brasileira de Distribuicao, Sponsored ADR	207	10,534
Cia Paranaense de Energia, Sponsored ADR	157	2,795
Itau Unibanco Holding SA, ADR	4,347	78,246
Petroleo Brasileiro SA, Series A, Sponsored ADR	3,219	66,987
Vale SA, Sponsored ADR	3,209	37,385

Total Brazil		197,918

Russia (0.00%)(c)
Mechel, Sponsored ADR	178	35

South Korea (1.31%)
Samsung Electronics Co. Ltd., GDR(b)	72	35,784

TOTAL PREFERRED STOCKS (Cost $214,352)		234,609

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.15%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (e)	4,193	4,193

TOTAL SHORT TERM INVESTMENTS (Cost $4,193)			4,193

TOTAL INVESTMENTS (99.77%) (Cost $2,493,099)			$2,737,754

NET OTHER ASSETS AND LIABILITIES (0.23%)			6,357

NET ASSETS (100.00%)			$2,744,111

(a)	Non-income producing security.
(b)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of August 31, 2014, the aggregate market values of these securities were $569,524, representing 20.75% of the Fund’s net assets.
(c)	Less than 0.005% of Net Assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2014, the market values of these securities restricted under Rule 144A were $50,073, representing 1.82% of the Fund’s net assets.
(e)	Less than 0.0005%.

Common Abbreviations:

ADR	-	American Depositary Receipt.
AS	-	Anonim Sirket is the Turkish term for Incorporation.
GDR	-	Global Depositary Receipt.
JSC	-	Joint Stock Company.
JSFC	-	Joint Stock Financial Corporation.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PJSC	-	Private Joint Stock Company.
PLC	-	Public Limited Company.
SA	-	Generally designates corporations in various countries, mostly those emloying the civil law.
SAA	-	Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SAB	-	Sociedad Anonima Busatil is the Spanish term used for publicly held company.
SAB de CV	-	A variable capital company.
SACIF y A	-	Sociedad Anonima Comercial, Industrial, Financiera Y Agropecuaria.
SAE	-	Societe Anonyme Egyptienne is the French term for a Joint Stock Company in Egypt.

SAL	-	Societe Anonyme Libanaise is the French term for a Joint Stock Company in Lebanon.
SAOG	-	Societe Anonyme Omanaise Generale the term for an Open Joint Stock Company in Oman.
Tbk PT	-	Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

See Notes to Quarterly Schedule of Investments.

VELOCITYSHARES RUSSIA SELECT DR ETF	SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.87%)
Consumer Discretionary (1.13%)
PIK Group, GDR(a)(b)	9,206	$24,304

Consumer Staples (8.65%)
Magnit OJSC, Sponsored GDR(a)	2,344	136,421
O’Key Group SA, GDR(a)	1,590	12,895
X5 Retail Group NV, GDR(a)(b)	1,958	37,084

Total Consumer Staples		186,400

Energy (42.49%)
Eurasia Drilling Co. Ltd., GDR(a)	1,057	30,526
Gazprom Neft OAO, Sponsored ADR	1,009	19,423
Gazprom OAO, Sponsored ADR	62,654	447,976
Lukoil OAO, Sponsored ADR	1,604	89,423
NovaTek OAO, Sponsored GDR(a)	581	58,449
Rosneft OAO, GDR(a)	12,944	79,036
Surgutneftegas OAO, Sponsored ADR	11,057	76,514
Tatneft OAO, Sponsored ADR	2,678	99,354
TMK OAO, GDR(a)	1,486	14,541

Total Energy		915,242

Financials (16.88%)
Etalon Group Ltd., GDR(a)	4,036	15,062
LSR Group, GDR(a)	4,079	14,684
NOMOS-BANK OJSC, GDR(a)(b)	1,350	16,727
Sberbank of Russia, Sponsored ADR	28,568	232,829
TCS Group Holding PLC, GDR(a)(b)	2,305	12,217
VTB Bank OJSC, GDR(a)	34,616	72,001

Total Financials		363,520

Industrials (1.25%)
Global Ports Investments PLC, GDR(a)	1,225	9,555
Globaltrans Investment PLC, Sponsored GDR(a)	1,888	17,275

Total Industrials		26,830

Infomation Technology (3.60%)
Mail.ru Group Ltd., GDR(a)(b)	1,466	39,362
QIWI PLC, Sponsored ADR	1,026	38,260

Total Infomation Technology		77,622

Materials (12.33%)
Magnitogorsk Iron & Steel Works OJSC, Sponsored GDR(a)(b)	5,085	12,967
Mechel, Sponsored ADR(b)	4,277	7,314
MMC Norilsk Nickel OJSC, ADR	4,779	93,525
Novolipetsk Steel OJSC, GDR(a)	1,844	26,369
Phosagro OAO, GDR(a)	3,361	37,979
Severstal OAO, GDR(a)	3,137	30,272

Security Description	Shares	Value

Materials (continued)
Uralkali OJSC, Sponsored GDR(a)	3,066	$57,119

Total Materials		265,545

Telecommunication Services (11.82%)
MegaFon OAO, GDR(a)	1,458	41,261
Mobile Telesystems OJSC, Sponsored ADR	5,019	92,601
Rostelecom OJSC, Sponsored ADR	2,321	37,020
Sistema JSFC, Sponsored GDR(a)	2,557	58,172
VimpelCom Ltd., Sponsored ADR	3,000	25,560

Total Telecommunication Services		254,614

Utilities (1.72%)
RusHydro, JSC, ADR	20,037	36,928

TOTAL COMMON STOCKS
(Cost $2,493,975)		2,151,005

TOTAL INVESTMENTS (99.87%)
(Cost $2,493,975)		$2,151,005

NET OTHER ASSETS AND LIABILITIES (0.13%)		2,838

NET ASSETS (100.00%)		$2,153,843

(a)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of August 31, 2014, the aggregate market values of these securities were $854,278, representing 39.66% of the Fund’s net assets.
(b)	Non-income producing security.

Common Abbreviations:

ADR	-	American Depositary Receipt.
GDR	-	Global Depositary Receipt.
JSC	-	Joint Stock Company.
JSFC	-	Joint Stock Financial Corporation.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PLC	-	Public Limited Company.
SA	-	Generally designates corporations in various countries, mostly those emloying the civil law.

See Notes to Quarterly Schedule of Investments.

VELOCITYSHARES TAIL RISK HEDGED LARGE CAP ETF	SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED FUNDS (86.29%)
Equity Fund (86.29%)
iShares® Core S&P 500® ETF	46,548	$9,400,834
SPDR® S&P 500® ETF	46,827	9,398,647
Vanguard® S&P 500® ETF	51,096	9,401,153

Total Equity Fund		28,200,634

TOTAL EXCHANGE TRADED FUNDS (Cost $25,938,003)		28,200,634

TOTAL INVESTMENTS (86.29%) (Cost $25,938,003)		$28,200,634

NET OTHER ASSETS AND LIABILITIES (13.71%)(a)		4,479,194

NET ASSETS (100.00%)		$32,679,828

(a)	Includes cash, in the amount of $1,350,000, which is being held as collateral for total return swap contracts.

Common Abbreviations:

ETF	-	Exchange Traded Fund.
S&P	-	Standard and Poor’s.
SPDR	-	Standard and Poor’s Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS (a)

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation

S&P 500® VIX® Futures Tail Risk Index - Short Term	BNP Paribas	1.970%	03/02/2015	$18,513	$(1,701)
S&P 500® VIX® Futures Tail Risk Index - Short Term	BNP Paribas	1.970%	08/04/2015	4,976,643	(457,355)

				$4,995,156	$(459,056)

(a) The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.

See Notes to Quarterly Schedule of Investments.

VELOCITYSHARES VOLATILITY HEDGED LARGE CAP ETF	SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED FUNDS (85.84%)
Equity Fund (85.84%)
iShares® Core S&P 500® ETF	72,725	$14,687,541
SPDR® S&P 500® ETF	73,162	14,684,345
Vanguard® S&P 500® ETF	79,829	14,687,738

Total Equity Fund		44,059,624

TOTAL EXCHANGE TRADED FUNDS (Cost $40,313,499)		44,059,624

TOTAL INVESTMENTS (85.84%) (Cost $40,313,499)		$44,059,624

NET OTHER ASSETS AND LIABILITIES (14.16%)(a)		7,267,923

NET ASSETS (100.00%)		$51,327,547

(a)	Includes cash, in the amount of $800,000, which is being held as collateral for total return swap contracts.

Common Abbreviations:

ETF	-	Exchange Traded Fund.
S&P	-	Standard and Poor’s.
SPDR	-	Standard and Poor’s Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS (a)

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation

S&P 500® VIX® Futures Variable Long/Short Index - Short Term	BNP Paribas	1.970%	02/03/2015	$485,822	$(11,813)
S&P 500® VIX® Futures Variable Long/Short Index - Short Term	BNP Paribas	1.970%	03/02/2015	14,660	(357)
S&P 500® VIX® Futures Variable Long/Short Index - Short Term	BNP Paribas	1.970%	04/01/2015	10,313	(251)
S&P 500® VIX® Futures Variable Long/Short Index - Short Term	BNP Paribas	1.970%	08/04/2015	7,029,422	(170,919)

				$7,540,217	$(183,340)

(a) The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.

See Notes to Quarterly Schedule of Investments.

WORKPLACE EQUALITY PORTFOLIO	SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.66%)
Consumer Discretionary (24.16%)
Abercrombie & Fitch Co., Class A	939	$39,250
American Eagle Outfitters, Inc.	3,482	49,027
Barnes & Noble, Inc.(a)	1,930	46,050
Best Buy Co., Inc.	1,414	45,092
Caesars Entertainment Corp.(a)	2,157	28,990
Choice Hotels International, Inc.	860	46,578
Comcast Corp., Class A	757	41,431
Darden Restaurants, Inc.	856	40,506
Ford Motor Co.	2,392	41,645
GameStop Corp., Class A	1,001	42,242
Gap, Inc.	949	43,796
General Motors Co.	1,109	38,593
Groupon, Inc.(a)	6,432	43,738
Hyatt Hotels Corp., Class A(a)	658	40,197
Interpublic Group of Cos., Inc.	2,049	40,017
L Brands, Inc.	686	43,801
Marriott International, Inc., Class A	631	43,791
MGM Resorts International(a)	1,589	38,883
NIKE, Inc., Class B	539	42,338
Nordstrom, Inc.	586	40,581
Office Depot, Inc.(a)	7,065	36,173
Orbitz Worldwide, Inc.(a)	4,606	37,769
Pearson PLC, Sponsored ADR	2,089	38,500
Sears Holdings Corp.(a)	977	34,000
Sirius XM Holdings, Inc.(a)	11,688	42,427
Sony Corp., Sponsored ADR	2,373	45,348
Staples, Inc.	3,582	41,838
Starwood Hotels & Resorts Worldwide, Inc.	493	41,678
Target Corp.	683	41,028
Thomson Reuters Corp.	1,120	42,448
Time Warner Cable, Inc.	279	41,272
Time Warner, Inc.	578	44,523
Time, Inc.(a)	1,722	40,433
TJX Cos., Inc.	727	43,336
Viacom, Inc., Class B	462	37,491
Walt Disney Co.	479	43,053
Whirlpool Corp.	288	44,070
Wyndham Worldwide Corp.	539	43,627
Wynn Resorts Ltd.	198	38,190

Total Consumer Discretionary		1,613,750

Consumer Staples (8.84%)
Avon Products, Inc.	2,705	37,978
Brown-Forman Corp., Class B	414	38,361
Campbell Soup Co.	860	38,545
Clorox Co.	435	38,541
Coca-Cola Co.	958	39,968
Diageo PLC, Sponsored ADR	316	37,879
General Mills, Inc.	731	39,021
Kellogg Co.	597	38,787
Kraft Foods Group, Inc.	667	39,286

Security Description	Shares	Value

Consumer Staples (continued)
Pepsi Co., Inc.	445	$41,158
Procter & Gamble Co.	501	41,638
Safeway, Inc.	1,184	41,180
SUPERVALU, Inc.(a)	5,031	48,046
Unilever NV, NY Shares	909	37,851
Walgreen Co.	532	32,197

Total Consumer Staples		590,436

Energy (0.59%)
Chevron Corp.	303	39,223

Total Energy		39,223

Financials (22.42%)
American Express Co.	426	38,148
American International Group, Inc.	718	40,251
Ameriprise Financial, Inc.	340	42,758
Aon PLC	442	38,525
Bank of America Corp.	2,577	41,464
Bank of Montreal	559	43,021
Bank of New York Mellon Corp.	1,124	44,039
Barclays PLC, Sponsored ADR	2,482	37,230
BlackRock, Inc.	125	41,316
Capital One Financial Corp.	487	39,963
CBRE Group, Inc., Class A(a)	1,303	41,409
Charles Schwab Corp.	1,472	41,967
Chubb Corp.	426	39,171
Citigroup, Inc.	842	43,489
Credit Suisse Group AG, Sponsored ADR	1,334	37,672
Deutsche Bank AG	1,085	37,226
Discover Financial Services	646	40,291
Goldman Sachs Group, Inc.	236	42,270
Hartford Financial Services Group, Inc.	1,106	40,977
HSBC Holdings PLC, Sponsored ADR	770	41,626
Huntington Bancshares, Inc.	4,185	41,201
JPMorgan Chase & Co.	698	41,496
KeyCorp	2,809	38,230
Marsh & McLennan Cos., Inc.	772	40,993
MetLife, Inc.	712	38,975
Moody’s Corp.	466	43,605
Morgan Stanley	1,232	42,270
Northern Trust Corp.	624	43,274
PNC Financial Services Group, Inc.	452	38,307
Progressive Corp.	1,546	38,681
Prudential Financial, Inc.	445	39,917
Sun Life Financial, Inc.	1,127	41,913
SunTrust Banks, Inc.	994	37,852
Toronto-Dominion Bank	791	41,630
UBS AG	2,087	37,441
US Bancorp	914	38,644
Wells Fargo & Co.	768	39,506

Total Financials		1,496,748

Health Care (9.83%)
Aetna, Inc.	491	40,326
Biogen Idec, Inc.(a)	128	43,909
Bristol-Myers Squibb Co.	838	42,445

Security Description	Shares	Value

Health Care (continued)
Cardinal Health, Inc.	583	$42,967
CareFusion Corp.(a)	909	41,732
Cigna Corp.	437	41,340
Eli Lilly & Co.	664	42,204
GlaxoSmithKline PLC, Sponsored ADR	729	35,794
Humana, Inc.	316	40,682
Johnson & Johnson	384	39,832
McKesson Corp.	216	42,126
Medtronic, Inc.	621	39,651
Merck & Co., Inc.	685	41,175
Novartis AG, Sponsored ADR	440	39,530
Pfizer, Inc.	1,353	39,765
UnitedHealth Group, Inc.	496	42,993

Total Health Care		656,471

Industrials (7.97%)
3M Co.	276	39,744
American Airlines Group, Inc.	923	35,914
Boeing Co.	302	38,294
Cummins, Inc.	255	37,003
Danaher Corp.	499	38,228
General Electric Co.	1,485	38,580
Herman Miller, Inc.	1,249	37,120
Huron Consulting Group, Inc.(a)	581	35,139
Lockheed Martin Corp.	244	42,456
Navigant Consulting, Inc.(a)	2,334	38,021
Owens Corning	1,033	37,188
Raytheon Co.	417	40,174
Rockwell Automation, Inc.	318	37,082
United Technologies Corp.	344	37,145

Total Industrials		532,088

Information Technology (17.64%)
Accenture PLC, Class A	481	38,990
Alcatel-Lucent, Sponsored ADR	11,210	38,226
Apple, Inc.	437	44,793
Automatic Data Processing, Inc.	509	42,491
Booz Allen Hamilton Holding Corp.	1,896	42,053
Broadridge Financial Solutions, Inc.	979	41,647
CA, Inc.	1,386	39,141
Cisco Systems, Inc.	1,620	40,484
Corning, Inc.	1,844	38,466
eBay, Inc.(a)	808	44,844
Electronic Arts, Inc.(a)	1,079	40,829
EMC Corp.	1,523	44,974
Google, Inc., Class A(a)	71	41,348
Google, Inc., Class C(a)	72	41,155
Hewlett-Packard Co.	1,162	44,156
International Business Machines Corp.	219	42,114
Intuit, Inc.	505	42,006
Lexmark International, Inc., Class A	874	44,189
MasterCard, Inc., Class A	540	40,937
Microsoft Corp.	969	44,022
Nokia OYJ, Sponsored ADR	5,132	42,955
Oracle Corp.	975	40,492
QUALCOMM, Inc.	501	38,126

Security Description	Shares	Value

Information Technology (continued)
Salesforce.com, Inc.(a)	692	$40,890
Symantec Corp.	1,806	43,850
Tech Data Corp.(a)	654	44,145
Xerox Corp.	3,225	44,537
Yahoo!, Inc.(a)	1,184	45,595

Total Information Technology		1,177,455

Materials (3.10%)
Alcoa, Inc.	2,763	45,893
Dow Chemical Co.	777	41,608
Ecolab, Inc.	369	42,369
EI du Pont de Nemours & Co.	587	38,807
Monsanto Co.	329	38,049

Total Materials		206,726

Telecommunication Services (2.16%)
AT&T, Inc.	1,149	40,169
Sprint Corp.(a)	4,736	26,569
T-Mobile US, Inc.(a)	1,222	36,758
Verizon Communications, Inc.	811	40,404

Total Telecommunication Services		143,900

Utilities (2.95%)
Edison International	693	40,985
Exelon Corp.	1,079	36,060
PG&E Corp.	831	38,625
Portland General Electric Co.	1,186	40,881
Sempra Energy	384	40,692

Total Utilities		197,243

TOTAL COMMON STOCKS (Cost $6,331,377)		6,654,040

TOTAL INVESTMENTS (99.66%) (Cost $6,331,377)		$6,654,040

NET OTHER ASSETS AND LIABILITIES (0.34%)		22,679

NET ASSETS (100.00%)		$6,676,719

(a)	Non-income producing security.

Common Abbreviations:

ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ -	Osakeyhtio is the Finnish equivalent of a public limited company.
PLC -	Public Limited Company.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments (unaudited)

1. Portfolio Valuation

All Funds’ Shares are listed on the New York Stock Exchange (“NYSE”) Arca, with the exception of VelocityShares Emerging Asia DR ETF, VelocityShares Emerging Markets DR ETF and VelocityShares Russia Select DR ETF which are listed on the NASDAQ Stock Market LLC (“NASDAQ”). The Net Asset Value (“NAV”) of each fund is determined daily, as of the close of regular trading on the listed exchange, normally 4:00 p.m. Eastern time, on each day the NYSE Arca or NASDAQ are open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days are typically valued at the evaluated bid price formulated by an independent pricing service. Treasury Bills are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and asked prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds invest in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the advisers may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease a Fund’s return.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities (including restricted securities), Exchange Traded Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 1 in the hierarchy, due to their active trading, short term maturity and liquidity.

Listed put options are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 1 in the hierarchy, due to their active trading and short-term expiration.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at August 31, 2014:

Alerian Energy Infrastructure ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Canadian Infrastructure	$3,216,839	$–	$–	$3,216,839
Canadian Master Limited Partnership Affiliates	1,605,592	–	–	1,605,592
Master Limited Partnerships	3,790,266	–	–	3,790,266
U.S. Infrastructure	2,198,699	–	–	2,198,699
U.S. Master Limited Partnership Affiliates	4,746,546	–	–	4,746,546
Short Term Investments	14,841	–	–	14,841

TOTAL	$15,572,783	$–	$–	$15,572,783

Alerian MLP ETF
Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Master Limited Partnerships	$10,925,119,837	$–	$–	$10,925,119,837
Short Term Investments	11,933,065	–	–	11,933,065

TOTAL	$10,937,052,902	$–	$–	$10,937,052,902

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$6,965,285	$–	$–	$6,965,285
Short Term Investments	6,171	–	–	6,171

TOTAL	$6,971,456	$–	$–	$6,971,456

ALPS Equal Sector Weight ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$136,326,201	$–	$–	$136,326,201
Short Term Investments	65,992	–	–	65,992

TOTAL	$136,392,193	$–	$–	$136,392,193

ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$167,238,076	$–	$–	$167,238,076
Short Term Investments	165,315	–	–	165,315

TOTAL	$167,403,391	$–	$–	$167,403,391

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$818,184,517	$–	$–	$818,184,517
Short Term Investments	3,049,773	–	–	3,049,773

TOTAL	$821,234,290	$–	$–	$821,234,290

Barron’s 400SM ETF
Investments in Securities at Value *	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$233,374,915	$–	$–	$233,374,915
Limited Partnerships	9,037,900	–	–	9,037,900
Short Term Investments	2,556,145	–	–	2,556,145

TOTAL	$244,968,960	$–	$–	$244,968,960

Cohen & Steers Global Realty Majors ETF
Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Common Stocks	$100,595,398	$–	$–	$100,595,398
Short Term Investments	86,486	–	–	86,486

TOTAL	$100,681,884	$–	$–	$100,681,884

Global Commodity Equity ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable inputs	Total

Common Stocks
Cayman Islands	$–	$449	$–	$449
Other	66,117,088	–	–	66,117,088
Short Term Investments	73,284	–	–	73,284

TOTAL	$66,190,372	$449	$–	$66,190,821

RiverFront Strategic Income Fund
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Corporate Bonds	$–	$355,499,317	$–	$355,499,317
Short Term Investments	7,613,655	–	–	7,613,655

TOTAL	$7,613,655	$355,499,317	$–	$363,112,972

Sprott Gold Miners ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$38,123,029	$–	$–	$38,123,029
Short Term Investments	3,951	–	–	3,951

TOTAL	$38,126,980	$–	$–	$38,126,980

US Equity High Volatility Put Write Index Fund
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Short Term Investments	$53,897,981	$–	$–	$53,897,981

TOTAL	$53,897,981	$–	$–	$53,897,981

Other Financial Instruments**

Liabilities
Written Options Contracts	$(729,095)	$–	$–	$(729,095)

TOTAL	$(729,095)	$–	$–	$(729,095)

VelocityShares Emerging Asia DR ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total

Common Stocks	$9,210,607	$–	$–	$9,210,607
Preferred Stocks	229,614	–	–	229,614
Short Term Investments	12,325	–	–	12,325

TOTAL	$9,452,546	$–	$–	$9,452,546

VelocityShares Emerging Markets DR ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total

Common Stocks	$2,498,952	$–	$–	$2,498,952
Preferred Stocks	234,609	–	–	234,609
Short Term Investments	4,193	–	–	4,193

TOTAL	$2,737,754	$–	$–	$2,737,754

VelocityShares Russia Select DR ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total

Common Stocks	$2,151,005	$–	$–	$2,151,005

TOTAL	$2,151,005	$–	$–	$2,151,005

VelocityShares Tail Risk Hedged Large Cap ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total

Exchange Traded Funds	$28,200,634	$–	$–	$28,200,634

TOTAL	$28,200,634	$–	$–	$28,200,634

Other Financial Instruments**

Liabilities
Total Return Swap Contracts	$(459,056)	$–	$–	$(459,056)

Total	$(459,056)	$–	$–	$(459,056)

VelocityShares Volatility Hedged Large Cap ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total

Exchange Traded Funds	$44,059,624	$–	$–	$44,059,624

TOTAL	$44,059,624	$–	$–	$44,059,624

Other Financial Instruments**

Liabilities
Total Return Swap Contracts	$(183,340)	$–	$–	$(183,340)

Total	$(183,340)	$–	$–	$(183,340)

Workplace Equality Portfolio
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$6,654,040	$–	$–	$6,654,040

TOTAL	$6,654,040	$–	$–	$6,654,040

*For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

**Other financial instruments are instruments not reflected in the Schedule of Investments, such as written options and swap contracts.

Each Fund recognizes transfers between levels as of the end of the period. For the period ended August 31, 2014, the Funds did not have any significant transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Derivative Instruments and Hedging Activities

The following discloses the Funds’ use of derivative instruments and hedging activities.

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Certain Fund’s investment objectives may permit the Fund to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, foreign currency transactions, and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Swaps: Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, a Fund may lose such payments altogether, or collect only a portion thereof, which could involve additional costs or delays.

Swap Risk: The VelocityShares Tail Risk Hedged Large Cap ETF and the VelocityShares Volatility Hedged Large Cap ETF use swap agreements to obtain exposure to the volatility component of each Fund’s underlying index. Swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. The swap agreements are traded over the counter. The counterparty to swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions.

As a result, the VelocityShares Tail Risk Hedged Large Cap ETF and the VelocityShares Volatility Hedged Large Cap ETF are subject to credit risk with respect to amounts they expect to receive from counterparties to swaps entered into as part of the their principal investment strategies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds could suffer significant losses on these contracts and the value of an investor’s investment in the Funds may decline. The Funds typically enter into swap transactions only with large, well-capitalized and well-established financial institutions. Swaps are less marketable because they are not traded on an exchange, do not have uniform terms and conditions, and are entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swap agreements may entail breakage costs if terminated prior to the final maturity date.

Option Writing/Purchasing: The U.S. Equity High Volatility Put Write Index Fund (the “Fund”) seeks to track the performance of the NYSE Arca U.S. Equity High Volatility Put Write Index (the “Underlying Index”). The Fund’s investment objective permits the Fund to purchase derivative contracts, including written options. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of the U.S. Equity High Volatility Put Write Index Fund’s investment objective, the Fund will use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: The value of the options sold by the Fund is based on the value of the stocks underlying such options. Accordingly, the Fund is exposed to equity risk, which is the risk that the value of the stocks underlying options written by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies. In such event, the value of the options sold by the Fund will likely decline. Additionally, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

The Fund will seek to track the performance of the Underlying Index by selling listed 60-day put options in proportion to their weightings in the Underlying Index. By selling an option, the Fund will receive premiums from the buyer of the option, which will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the option’s underlying stock declines below the strike price, the option will finish in-the-money and the Fund will be required to buy the underlying stock at the strike price, effectively paying the buyer the difference between the strike price and the closing price. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the underlying stock is less than the strike price. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

As the seller of a listed put option, the Fund incurs an obligation to buy the underlying instrument from the purchaser of the option at the option’s strike price, upon exercise by the option purchaser. If a listed put option sold by the Fund is exercised prior to the end of a 60-day period, the Fund will buy the underlying stock at the time of exercise and at the strike price, and will hold the stock until the end of the 60-day period.

Each put option sold by the Fund will be covered through investments in three month U.S. Treasury bills at least equal to the Fund’s maximum liability under the option (i.e., the strike price). Based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund has requirements to deliver securities as collateral for certain investments. Securities collateral that has been pledged to cover obligations of the Fund is noted in on the Schedule of Investments.

Every 60 days, the options included within the Underlying Index are exercised or expire and new option positions are established, and the Fund will enter into new option positions accordingly and sell any underlying stocks it owns as a result of the Fund’s prior option positions having been exercised. This 60-day cycle likely will cause the Fund to have frequent and substantial portfolio turnover. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units”) during a 60-day period, the Fund will sell additional listed put options which will be exercised or expire at the end of such 60-day period. Conversely, if the U.S. Equity High Volatility Put Write Index Fund redeems Shares in Creation Unit size during a 60-day period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

Put Option Risk: Options are generally subject to volatile swings in price based on changes in value of the underlying instrument, and the options written by the Fund may be particularly subject to this risk because the underlying stocks are selected by the Index Provider to have high volatility. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. Moreover, the options sold by the Fund may have imperfect correlation to the returns of their underlying stocks.

Implied Volatility Risk: When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

Transactions in written put option contracts during the nine months ended August 31, 2014 were as follows:

U.S. Equity High Volatillity Put Write Index Fund	Written Put Options

	Number of Contracts	Premiums Received

Options outstanding at November 30, 2013	(7,430)	$1,039,328
Options written	(81,614)	9,998,485
Options exercised	9,436	(900,183)
Options expired	58,386	(7,581,137)
Options closed	8,446	(1,435,516)

Options outstanding at August 31, 2014	(12,776)	1,120,977

Market Value at August 31, 2014		$(729,095)

The average written option contracts volume was 14,377 during the nine months ended August 31, 2014.

4. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of August 31, 2014 the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Alerian Energy Infrastructure ETF	$ 1,548,260	$ -	$ 1,548,260	$ 14,024,523
Alerian MLP ETF	4,778,327,233	(14,346,445)	4,763,980,788	6,173,072,114
ALPS Emerging Sector Dividend Dogs ETF	500,101	(73,582)	426,519	6,544,937
ALPS Equal Sector Weight ETF	28,891,855	-	28,891,855	107,500,338

ALPS International Sector Dividend Dogs ETF	9,386,947	(5,659,274)	3,727,673	163,675,718
ALPS Sector Dividend Dogs ETF	99,936,170	(5,971,129)	93,965,041	727,269,249
Barron’s 400SM ETF	26,420,576	(8,513,578)	17,906,998	227,061,962
Cohen & Steers Global Realty Majors ETF	15,525,439	(644,300)	14,881,139	85,800,745
Global Commodity Equity ETF	7,771,433	(11,156,733)	(3,385,300)	69,576,121
RiverFront Strategic Income Fund	3,052,856	(218,328)	2,834,528	360,278,444
Sprott Gold Miners ETF	330,385	(503,244)	(172,859)	38,299,839
U.S. Equity High Volatility Put Write Index Fund	520	-	520	53,897,461
VelocityShares Emerging Asia DR ETF	1,329,808	(257,201)	1,072,607	8,379,939
VelocityShares Emerging Markets DR ETF	429,332	(185,369)	243,963	2,493,791
VelocityShares Russia Select DR ETF	69,250	(417,398)	(348,148)	2,499,153
VelocityShares Tail Risk Hedged Large Cap ETF	2,262,631	-	2,262,631	25,938,003
VelocityShares Volatility Hedged Large Cap ETF	3,744,161	-	3,744,161	40,315,463
Workplace Equality Portfolio	437,328	(117,842)	319,486	6,334,554

5. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects that a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) may be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

6. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. Federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the roughly ninety MLPs in existence, fifty are eligible for inclusion in the Alerian MLP Index. Approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive
Officer)

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive
Officer)

Date:	October 30, 2014

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial
Officer)

Date:	October 30, 2014